ANNUAL REPORT
NASSAU LIFE VARIABLE
ACCUMULATION ACCOUNT
December 31, 2019

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares		AMT Sustainable Equity Portfolio - Class S		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
Assets:
Investments at fair value	$711,698		$1,112,503		$1,310,414		$1,163,482
Total assets	$711,698		$1,112,503		$1,310,414		$1,163,482
Total net assets	$711,698		$1,112,503		$1,310,414		$1,163,482
Net assets:
Accumulation units	$686,399		$1,101,329		$1,307,399		$1,163,482
Contracts in payout (annuitization) period	$25,299		$11,174		$3,015		$-
Total net assets	$711,698		$1,112,503		$1,310,414		$1,163,482
Units outstanding	440,897		355,006		1,203,982		440,543
Investment shares held	70,465		13,746		48,588		10,412
Investments at cost	$768,679		$511,980		$1,271,868		$913,966
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$1.70	2,746	$2.90	220	$1.09	598	$2.71	63,268
Group Strategic Edge®	$-	-	$2.90	728	$1.09	1,070	$-	-
Phoenix Dimensions® Option 1	$1.65	8,808	$-	-	$1.09	82,142	$-	-
Phoenix Dimensions® Option 2	$-	-	$-	-	$1.09	143,957	$-	-
Phoenix Income Choice®	$-	-	$-	-	$1.09	843	$-	-
Phoenix Investor’s Edge® Option 1	$1.58	229,216	$-	-	$1.09	18,743	$-	-
Phoenix Investor’s Edge® Option 2	$-	-	$4.25	741	$1.08	40,254	$-	-
Phoenix Spectrum Edge® Option 1	$-	-	$4.95	2,559	$1.09	36,252	$-	-
Phoenix Spectrum Edge® Option 2	$-	-	$-	-	$1.09	77,984	$2.63	5,773
Phoenix Spectrum Edge® + Option 1	$-	-	$-	-	$1.09	250,498	$-	-
Phoenix Spectrum Edge® + Option 2	$-	-	$-	-	$1.09	349,660	$-	-
The Big Edge Choice®—NY	$-	-	$2.87	40,015	$-	-	$2.59	4,866
The Big Edge Plus®	$1.65	200,127	$2.90	237,155	$1.09	195,654	$2.63	345,485
The Phoenix Edge®—VA NY Option 1	$-	-	$3.91	51,998	$1.09	6,327	$2.74	1,301
The Phoenix Edge®—VA NY Option 2	$-	-	$4.12	21,590	$-	-	$2.63	19,850
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	DWS Equity 500 Index VIP – Class A		DWS Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares
Assets:
Investments at fair value	$4,789,523		$351,661		$2,995,502		$8,106,896
Total assets	$4,789,523		$351,661		$2,995,502		$8,106,896
Total net assets	$4,789,523		$351,661		$2,995,502		$8,106,896
Net assets:
Accumulation units	$4,769,594		$351,661		$2,913,057		$7,852,615
Contracts in payout (annuitization) period	$19,929		$-		$82,445		$254,281
Total net assets	$4,789,523		$351,661		$2,995,502		$8,106,896
Units outstanding	1,474,926		144,574		1,918,674		8,943,001
Investment shares held	206,980		20,723		275,575		8,106,894
Investments at cost	$2,757,047		$275,385		$3,137,794		$8,106,895
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$3.43	107,047	$-	-	$1.82	42,016	$0.93	153,417
Group Strategic Edge®	$3.28	106	$-	-	$1.71	373	$0.91	105,478
Phoenix Dimensions® Option 1	$-	-	$-	-	$-	-	$0.91	177,072
Phoenix Dimensions® Option 2	$2.83	1,052	$-	-	$1.27	1,939	$0.89	4,882
Phoenix Income Choice®	$-	-	$-	-	$-	-	$0.91	121
Phoenix Investor’s Edge® Option 1	$2.93	32,600	$-	-	$1.37	15,208	$0.87	38,566
Phoenix Investor’s Edge® Option 2	$2.85	78,216	$-	-	$1.33	279,759	$0.86	68,189
Phoenix Spectrum Edge® Option 1	$3.21	67,208	$2.46	1,204	$1.51	269,441	$0.92	49,097
Phoenix Spectrum Edge® Option 2	$3.13	91,441	$-	-	$1.47	449,162	$0.91	464,952
Phoenix Spectrum Edge® Option 3	$-	-	$-	-	$1.43	8,044	$-	-
Phoenix Spectrum Edge® + Option 1	$-	-	$-	-	$-	-	$0.92	47,194
Phoenix Spectrum Edge® + Option 2	$-	-	$-	-	$-	-	$0.90	115,144
Retirement Planner's Edge	$3.19	2,969	$-	-	$1.50	31,158	$0.90	87,437
Templeton Investment Plus	$-	-	$-	-	$-	-	$0.90	3,361,358
The Big Edge Choice®—NY	$3.20	57,528	$2.38	2,892	$1.69	108,348	$0.90	125,533
The Big Edge Plus®	$3.28	988,488	$2.42	122,462	$1.71	688,790	$0.91	4,059,915
The Phoenix Edge®—VA NY Option 1	$3.49	43,629	$2.52	18,016	$1.64	11,715	$0.94	81,982
The Phoenix Edge®—VA NY Option 2	$3.28	4,642	$-	-	$1.54	12,721	$0.91	2,664
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Federated High Income Bond Fund II – Primary Shares		Fidelity® VIP Contrafund® Portfolio – Service Class		Fidelity® VIP Growth Opportunities Portfolio – Service Class		Fidelity® VIP Growth Portfolio – Service Class
Assets:
Investments at fair value	$1,235,305		$10,629,807		$3,748,132		$1,482,480
Total assets	$1,235,305		$10,629,807		$3,748,132		$1,482,480
Total net assets	$1,235,305		$10,629,807		$3,748,132		$1,482,480
Net assets:
Accumulation units	$1,170,908		$10,573,473		$3,721,053		$1,469,762
Contracts in payout (annuitization) period	$64,397		$56,334		$27,079		$12,718
Total net assets	$1,235,305		$10,629,807		$3,748,132		$1,482,480
Units outstanding	454,725		3,224,450		1,120,847		637,752
Investment shares held	189,174		287,603		76,853		18,837
Investments at cost	$1,507,949		$6,435,561		$1,499,372		$583,465
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$2.88	26,282	$3.42	152,579	$3.18	4,912	$2.23	904
Freedom Edge®	$-	-	$3.78	2,787	$-	-	$-	-
Group Strategic Edge®	$2.65	3,341	$3.23	33,831	$2.94	33,604	$2.14	6,059
Phoenix Dimensions® Option 1	$-	-	$-	-	$4.04	33,078	$-	-
Phoenix Dimensions® Option 2	$-	-	$2.94	1,432	$3.89	48,797	$-	-
Phoenix Income Choice®	$-	-	$-	-	$3.95	635	$-	-
Phoenix Investor’s Edge® Option 1	$2.68	2,646	$3.78	31,555	$4.02	9,008	$2.95	2,071
Phoenix Investor’s Edge® Option 2	$2.61	4,429	$3.67	64,661	$3.91	58,478	$2.88	6,381
Phoenix Spectrum Edge® Option 1	$2.99	16,057	$4.12	63,309	$4.39	58,175	$3.28	37,296
Phoenix Spectrum Edge® Option 2	$2.91	24,761	$4.01	40,739	$4.27	95,904	$3.19	41,515
Phoenix Spectrum Edge® Option 3	$-	-	$-	-	$-	-	$3.10	2,169
Phoenix Spectrum Edge® + Option 1	$-	-	$-	-	$3.26	100,543	$-	-
Phoenix Spectrum Edge® + Option 2	$-	-	$-	-	$3.20	153,948	$-	-
Retirement Planner's Edge	$-	-	$3.78	7,238	$-	-	$2.78	21,631
The Big Edge Choice®—NY	$2.58	16,315	$3.17	176,247	$3.03	24,766	$2.09	50,800
The Big Edge Plus®	$2.65	331,167	$3.23	2,561,419	$2.94	483,767	$2.14	449,874
The Phoenix Edge®—VA NY Option 1	$3.09	28,597	$4.02	75,976	$3.75	14,770	$2.94	14,740
The Phoenix Edge®—VA NY Option 2	$2.86	1,130	$3.78	12,677	$3.83	462	$2.45	4,312
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Fidelity® VIP Investment Grade Bond Portfolio – Service Class		Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
Assets:
Investments at fair value	$2,048,137		$81,669		$2,363,798		$5,011,656
Total assets	$2,048,137		$81,669		$2,363,798		$5,011,656
Total net assets	$2,048,137		$81,669		$2,363,798		$5,011,656
Net assets:
Accumulation units	$2,030,151		$81,669		$2,363,798		$4,993,050
Contracts in payout (annuitization) period	$17,986		$-		$-		$18,606
Total net assets	$2,048,137		$81,669		$2,363,798		$5,011,656
Units outstanding	1,388,487		31,597		1,357,596		1,910,019
Investment shares held	157,307		10,133		148,573		266,436
Investments at cost	$1,951,848		$106,877		$2,575,845		$4,147,969
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$1.53	43,600	$-	-	$1.80	4,381	$2.61	68,907
Freedom Edge®	$-	-	$-	-	$1.78	42,311	$2.41	27,818
Group Strategic Edge®	$-	-	$-	-	$-	-	$3.15	9,128
Phoenix Dimensions® Option 1	$1.48	84,804	$-	-	$1.87	132,350	$2.02	122,054
Phoenix Dimensions® Option 2	$1.44	50,725	$-	-	$1.80	147,095	$1.95	132,584
Phoenix Income Choice®	$1.48	329	$-	-	$-	-	$-	-
Phoenix Investor’s Edge® Option 1	$1.41	33,124	$-	-	$1.77	107,412	$2.31	92,602
Phoenix Investor’s Edge® Option 2	$1.38	85,166	$-	-	$1.73	142,239	$2.24	157,496
Phoenix Spectrum Edge® Option 1	$1.51	2,348	$-	-	$1.91	16,967	$2.51	39,384
Phoenix Spectrum Edge® Option 2	$1.48	61,751	$-	-	$1.87	6,881	$-	-
Phoenix Spectrum Edge® + Option 1	$1.47	97,695	$-	-	$1.58	72,709	$1.49	75,026
Phoenix Spectrum Edge® + Option 2	$1.44	242,686	$-	-	$1.55	123,821	$1.46	127,765
Retirement Planner's Edge	$-	-	$-	-	$-	-	$2.48	9,229
The Big Edge Choice®—NY	$1.46	25,916	$-	-	$1.71	11,372	$3.01	35,044
The Big Edge Plus®	$1.48	495,611	$2.58	31,597	$1.74	539,588	$3.15	932,096
The Phoenix Edge®—VA NY Option 1	$1.55	164,732	$-	-	$1.96	10,470	$2.59	42,432
The Phoenix Edge®—VA NY Option 2	$-	-	$-	-	$-	-	$2.44	38,454
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Guggenheim VT Long Short Equity Fund		Invesco Oppenheimer V.I. Capital Appreciation Fund		Invesco Oppenheimer V.I. Global Fund		Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Assets:
Investments at fair value	$84,668		$110,134		$500,158		$1,214,229
Total assets	$84,668		$110,134		$500,158		$1,214,229
Total net assets	$84,668		$110,134		$500,158		$1,214,229
Net assets:
Accumulation units	$84,668		$110,134		$500,158		$1,212,035
Contracts in payout (annuitization) period	$-		$-		$-		$2,194
Total net assets	$84,668		$110,134		$500,158		$1,214,229
Units outstanding	49,057		47,364		236,503		554,458
Investment shares held	6,118		1,877		11,923		53,046
Investments at cost	$58,463		$110,263		$405,913		$1,006,484
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$1.80	590	$-	-	$-	-	$2.40	985
Freedom Edge®	$-	-	$-	-	$2.02	7,989	$-	-
Group Strategic Edge®	$-	-	$-	-	$-	-	$2.32	366
Phoenix Dimensions® Option 1	$-	-	$-	-	$-	-	$2.24	35,536
Phoenix Dimensions® Option 2	$-	-	$-	-	$2.05	841	$2.16	40,455
Phoenix Income Choice®	$-	-	$-	-	$-	-	$2.24	228
Phoenix Investor’s Edge® Option 1	$-	-	$-	-	$-	-	$2.12	8,791
Phoenix Investor’s Edge® Option 2	$-	-	$-	-	$-	-	$2.07	25,923
Phoenix Spectrum Edge® Option 1	$-	-	$-	-	$-	-	$2.28	14,069
Phoenix Spectrum Edge® Option 2	$-	-	$-	-	$2.12	880	$2.24	31,510
Phoenix Spectrum Edge® + Option 1	$-	-	$-	-	$-	-	$2.07	74,780
Phoenix Spectrum Edge® + Option 2	$-	-	$-	-	$-	-	$2.03	108,889
The Big Edge Choice®—NY	$-	-	$-	-	$2.08	785	$-	-
The Big Edge Plus®	$1.73	48,467	$2.32	46,580	$2.11	217,324	$2.32	190,002
The Phoenix Edge®—VA NY Option 1	$-	-	$2.40	784	$2.23	8,684	$2.35	4,326
The Phoenix Edge®—VA NY Option 2	$-	-	$-	-	$-	-	$2.24	18,598
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$1,026,797		$268,786		$406,246		$158,801
Total assets	$1,026,797		$268,786		$406,246		$158,801
Total net assets	$1,026,797		$268,786		$406,246		$158,801
Net assets:
Accumulation units	$1,015,114		$268,786		$406,246		$158,801
Contracts in payout (annuitization) period	$11,683		$-		$-		$-
Total net assets	$1,026,797		$268,786		$406,246		$158,801
Units outstanding	420,189		125,479		208,246		71,374
Investment shares held	15,291		7,691		23,321		13,038
Investments at cost	$611,974		$209,159		$394,882		$170,321
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$2.50	11,846	$-	-	$-	-	$2.36	3,332
Group Strategic Edge®	$2.45	2,307	$2.14	2	$-	-	$-	-
Phoenix Dimensions® Option 2	$2.40	231	$-	-	$-	-	$-	-
Phoenix Investor’s Edge® Option 1	$2.37	2,836	$-	-	$-	-	$-	-
Phoenix Investor’s Edge® Option 2	$2.34	37,760	$-	-	$-	-	$2.09	21,559
Phoenix Spectrum Edge® Option 1	$2.48	59,184	$2.19	21,075	$2.06	8,889	$-	-
Phoenix Spectrum Edge® Option 2	$2.45	100,893	$2.14	21,293	$-	-	$-	-
Phoenix Spectrum Edge® Option 3	$2.42	1,783	$-	-	$-	-	$-	-
Retirement Planner's Edge	$2.42	2,469	$2.10	18,338	$-	-	$-	-
The Big Edge Choice®—NY	$2.42	11,700	$2.10	19,560	$-	-	$2.23	2,449
The Big Edge Plus®	$2.45	181,390	$2.14	28,996	$1.95	199,357	$2.28	43,366
The Phoenix Edge®—VA NY Option 1	$2.52	5,993	$2.25	6,833	$-	-	$2.40	668
The Phoenix Edge®—VA NY Option 2	$2.45	1,797	$2.14	9,382	$-	-	$-	-
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Assets:
Investments at fair value	$87,974		$522,738		$2,455,578		$869,037
Total assets	$87,974		$522,738		$2,455,578		$869,037
Total net assets	$87,974		$522,738		$2,455,578		$869,037
Net assets:
Accumulation units	$87,974		$522,738		$2,418,962		$866,426
Contracts in payout (annuitization) period	$-		$-		$36,616		$2,611
Total net assets	$87,974		$522,738		$2,455,578		$869,037
Units outstanding	33,979		243,791		1,165,207		444,259
Investment shares held	10,689		43,273		71,032		36,606
Investments at cost	$144,943		$502,945		$1,929,545		$730,293
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$2.69	883	$2.23	14,430	$2.20	5,348	$2.04	360
Freedom Edge®	$-	-	$2.04	7,490	$-	-	$1.87	4,552
Group Strategic Edge®	$-	-	$-	-	$2.12	576	$-	-
Phoenix Dimensions® Option 1	$-	-	$-	-	$-	-	$1.94	7,192
Phoenix Dimensions® Option 2	$-	-	$-	-	$2.04	395	$-	-
Phoenix Investor’s Edge® Option 1	$-	-	$2.03	2,359	$1.99	4,955	$1.85	1,692
Phoenix Investor’s Edge® Option 2	$2.39	559	$1.98	11,553	$1.95	111,207	$1.81	25,860
Phoenix Spectrum Edge® Option 1	$-	-	$2.20	10,867	$2.16	168,271	$2.01	20,650
Phoenix Spectrum Edge® Option 2	$2.59	11,782	$2.15	30,251	$2.12	283,810	$1.97	4,714
Phoenix Spectrum Edge® Option 3	$-	-	$-	-	$2.07	4,504	$-	-
Phoenix Spectrum Edge® + Option 1	$-	-	$-	-	$1.66	2,007	$-	-
Phoenix Spectrum Edge® + Option 2	$-	-	$-	-	$1.63	2,504	$-	-
Retirement Planner's Edge	$-	-	$-	-	$-	-	$1.92	6,265
The Big Edge Choice®—NY	$-	-	$2.11	13,608	$2.08	77,821	$1.93	22,102
The Big Edge Plus®	$2.59	20,755	$2.15	153,040	$2.12	457,592	$1.97	340,005
The Phoenix Edge®—VA NY Option 1	$-	-	$2.27	193	$2.23	46,217	$2.07	8,227
The Phoenix Edge®—VA NY Option 2	$-	-	$-	-	$-	-	$1.97	2,640
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II		Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$224,239		$1,522,497		$476,461		$1,647,336
Total assets	$224,239		$1,522,497		$476,461		$1,647,336
Total net assets	$224,239		$1,522,497		$476,461		$1,647,336
Net assets:
Accumulation units	$224,239		$1,462,494		$476,461		$1,629,946
Contracts in payout (annuitization) period	$-		$60,003		$-		$17,390
Total net assets	$224,239		$1,522,497		$476,461		$1,647,336
Units outstanding	128,504		999,481		281,671		1,229,664
Investment shares held	18,335		143,227		43,672		157,039
Investments at cost	$183,469		$1,468,446		$447,621		$1,683,888
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$-	-	$-	-	$1.74	35,048	$1.39	11,655
Freedom Edge®	$-	-	$1.49	29,050	$-	-	$1.31	75,911
Group Strategic Edge®	$-	-	$-	-	$-	-	$1.36	161
Phoenix Dimensions® Option 1	$1.79	19,654	$1.54	353,184	$1.70	7,020	$1.36	52,818
Phoenix Dimensions® Option 2	$-	-	$-	-	$-	-	$1.33	428,749
Phoenix Investor’s Edge® Option 1	$-	-	$1.48	194,720	$-	-	$1.31	37,743
Phoenix Investor’s Edge® Option 2	$1.70	70,512	$1.46	60,895	$1.62	43,329	$1.29	60,965
Phoenix Spectrum Edge® Option 1	$-	-	$1.56	20,515	$-	-	$1.38	19,794
Phoenix Spectrum Edge® Option 2	$-	-	$-	-	$1.70	66,502	$-	-
Phoenix Spectrum Edge® + Option 1	$-	-	$1.55	62,003	$-	-	$1.36	181,125
Phoenix Spectrum Edge® + Option 2	$-	-	$-	-	$1.68	12,891	$1.34	45,607
The Big Edge Choice®—NY	$-	-	$-	-	$1.68	3,180	$1.34	5,447
The Big Edge Plus®	$1.79	38,338	$1.54	209,201	$1.70	113,701	$1.36	308,160
The Phoenix Edge®—VA NY Option 2	$-	-	$1.54	69,913	$-	-	$1.36	1,529
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
Assets:
Investments at fair value	$67,846		$621,479		$367,360		$1,445,921
Total assets	$67,846		$621,479		$367,360		$1,445,921
Total net assets	$67,846		$621,479		$367,360		$1,445,921
Net assets:
Accumulation units	$66,428		$621,048		$333,962		$1,440,732
Contracts in payout (annuitization) period	$1,418		$431		$33,398		$5,189
Total net assets	$67,846		$621,479		$367,360		$1,445,921
Units outstanding	45,833		1,131,991		259,465		891,120
Investment shares held	2,500		95,760		29,063		131,209
Investments at cost	$56,617		$1,777,365		$370,605		$1,373,743
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$-	-	$0.60	141	$1.46	25,310	$1.67	27,794
Freedom Edge®	$-	-	$-	-	$1.36	10,209	$1.57	7,407
Group Strategic Edge®	$-	-	$0.58	212	$-	-	$-	-
Phoenix Dimensions® Option 1	$-	-	$0.55	93,015	$-	-	$1.65	5,192
Phoenix Dimensions® Option 2	$-	-	$0.53	161,235	$1.38	1,894	$-	-
Phoenix Income Choice®	$-	-	$0.55	251	$-	-	$-	-
Phoenix Investor’s Edge® Option 1	$1.46	2,424	$0.52	21,652	$-	-	$-	-
Phoenix Investor’s Edge® Option 2	$-	-	$0.51	51,381	$-	-	$1.53	23,242
Phoenix Spectrum Edge® Option 1	$-	-	$0.56	27,008	$1.46	1,410	$1.68	47,155
Phoenix Spectrum Edge® Option 2	$-	-	$0.55	51,000	$-	-	$1.65	17,542
Phoenix Spectrum Edge® + Option 1	$-	-	$0.56	249,137	$-	-	$-	-
Phoenix Spectrum Edge® + Option 2	$-	-	$0.55	367,402	$-	-	$-	-
The Big Edge Choice®—NY	$1.47	7,756	$0.57	3,033	$1.39	4,872	$1.59	24,853
The Big Edge Plus®	$1.48	29,068	$0.58	78,668	$1.41	197,454	$1.61	690,555
The Phoenix Edge®—VA NY Option 1	$1.50	6,585	$0.58	27,856	$-	-	$1.73	47,380
The Phoenix Edge®—VA NY Option 2	$-	-	$-	-	$1.43	18,316	$-	-
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Rydex VT Inverse Government Long Bond Strategy Fund		Templeton Developing Markets VIP Fund – Class 1		Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 1
Assets:
Investments at fair value	$15,125		$928,801		$734,700		$5,581,772
Total assets	$15,125		$928,801		$734,700		$5,581,772
Total net assets	$15,125		$928,801		$734,700		$5,581,772
Net assets:
Accumulation units	$15,125		$885,946		$733,875		$5,427,257
Contracts in payout (annuitization) period	$-		$42,855		$825		$154,515
Total net assets	$15,125		$928,801		$734,700		$5,581,772
Units outstanding	67,116		476,285		391,268		1,413,259
Investment shares held	177		86,000		68,599		392,254
Investments at cost	$52,627		$623,330		$675,048		$4,050,068
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$-	-	$-	-	$1.92	435	$-	-
Freedom Edge®	$-	-	$-	-	$1.31	2,956	$-	-
Group Strategic Edge®	$-	-	$-	-	$1.80	6,391	$-	-
Phoenix Investor’s Edge® Option 1	$0.23	49,935	$-	-	$-	-	$-	-
Phoenix Investor’s Edge® Option 2	$0.22	17,181	$-	-	$-	-	$-	-
Phoenix Spectrum Edge® Option 1	$-	-	$-	-	$1.40	12	$-	-
Phoenix Spectrum Edge® Option 2	$-	-	$-	-	$1.37	7,248	$-	-
Templeton Investment Plus	$-	-	$1.95	476,285	$-	-	$3.95	1,413,259
The Big Edge Choice®—NY	$-	-	$-	-	$3.98	2,837	$-	-
The Big Edge Plus®	$-	-	$-	-	$1.80	356,797	$-	-
The Phoenix Edge®—VA NY Option 1	$-	-	$-	-	$3.89	14,592	$-	-
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Templeton Foreign VIP Fund – Class 2		Templeton Global Bond VIP Fund – Class 1		Templeton Growth VIP Fund – Class 1		Templeton Growth VIP Fund – Class 2
Assets:
Investments at fair value	$1,338,966		$2,557,275		$23,302,883		$2,867,243
Total assets	$1,338,966		$2,557,275		$23,302,883		$2,867,243
Total net assets	$1,338,966		$2,557,275		$23,302,883		$2,867,243
Net assets:
Accumulation units	$1,329,135		$2,289,742		$22,410,550		$2,833,546
Contracts in payout (annuitization) period	$9,831		$267,533		$892,333		$33,697
Total net assets	$1,338,966		$2,557,275		$23,302,883		$2,867,243
Units outstanding	691,554		490,197		3,370,930		1,488,375
Investment shares held	96,121		153,222		2,089,945		263,050
Investments at cost	$1,782,297		$1,740,500		$25,990,694		$3,297,526
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$1.93	4,524	$-	-	$-	-	$2.76	9,046
Freedom Edge®	$-	-	$-	-	$-	-	$1.94	30,002
Group Strategic Edge®	$2.02	11,125	$-	-	$-	-	$2.60	356
Phoenix Dimensions® Option 1	$-	-	$-	-	$-	-	$1.57	150,357
Phoenix Dimensions® Option 2	$1.43	1,323	$-	-	$-	-	$1.51	169,774
Phoenix Investor’s Edge® Option 1	$1.74	1,765	$-	-	$-	-	$1.79	113,265
Phoenix Investor’s Edge® Option 2	$1.69	13,848	$-	-	$-	-	$1.74	139,640
Phoenix Spectrum Edge® Option 1	$1.89	41,298	$-	-	$-	-	$1.93	38,571
Phoenix Spectrum Edge® Option 2	$1.84	44,928	$-	-	$-	-	$1.88	8,361
Phoenix Spectrum Edge® + Option 1	$-	-	$-	-	$-	-	$1.14	97,354
Phoenix Spectrum Edge® + Option 2	$-	-	$-	-	$-	-	$1.12	165,787
Retirement Planner's Edge	$1.59	21,921	$-	-	$-	-	$-	-
Templeton Investment Plus	$-	-	$5.22	490,197	$6.91	3,370,930	$-	-
The Big Edge Choice®—NY	$1.59	52,497	$-	-	$-	-	$2.15	30,071
The Big Edge Plus®	$2.02	485,138	$-	-	$-	-	$2.60	528,781
The Phoenix Edge®—VA NY Option 1	$1.79	3,999	$-	-	$-	-	$2.03	7,010
The Phoenix Edge®—VA NY Option 2	$1.52	9,188	$-	-	$-	-	$-	-
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	TVST Touchstone Balanced Fund		TVST Touchstone Bond Fund		TVST Touchstone Common Stock Fund		TVST Touchstone Small Company Fund
Assets:
Investments at fair value	$275,331		$815,498		$3,453,906		$1,051,132
Total assets	$275,331		$815,498		$3,453,906		$1,051,132
Total net assets	$275,331		$815,498		$3,453,906		$1,051,132
Net assets:
Accumulation units	$275,331		$815,108		$3,450,660		$1,048,587
Contracts in payout (annuitization) period	$-		$390		$3,246		$2,545
Total net assets	$275,331		$815,498		$3,453,906		$1,051,132
Units outstanding	144,249		577,831		1,462,176		439,417
Investment shares held	23,040		81,387		375,017		76,781
Investments at cost	$259,508		$826,693		$4,079,677		$1,018,106
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$1.96	12,022	$1.47	6,750	$2.46	17,496	$2.47	16,734
Phoenix Dimensions® Option 1	$1.90	15,923	$1.43	91,120	$2.38	122,664	$2.40	8,828
Phoenix Dimensions® Option 2	$-	-	$1.39	62,743	$2.31	168,323	$2.33	22,802
Phoenix Income Choice®	$-	-	$1.43	271	$2.38	1,359	$2.40	207
Phoenix Investor’s Edge® Option 1	$-	-	$1.36	33,664	$2.27	37,676	$2.28	2,278
Phoenix Investor’s Edge® Option 2	$-	-	$1.33	36,511	$2.23	44,698	$2.24	3,062
Phoenix Spectrum Edge® Option 1	$-	-	$-	-	$2.43	7,175	$2.44	78
Phoenix Spectrum Edge® Option 2	$-	-	$1.43	6,902	$2.38	49,184	$2.40	13,201
Phoenix Spectrum Edge® + Option 1	$-	-	$1.44	94,078	$2.40	278,214	$2.41	39,785
Phoenix Spectrum Edge® + Option 2	$-	-	$1.41	178,145	$2.35	429,939	$2.37	59,971
The Big Edge Choice®—NY	$-	-	$1.41	2,981	$2.35	6,540	$2.36	13,064
The Big Edge Plus®	$1.90	116,304	$1.43	64,666	$2.38	298,908	$2.40	259,407
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Virtus Duff & Phelps International Series – Class A Shares		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares		Virtus KAR Small-Cap Growth Series – Class A Shares
Assets:
Investments at fair value	$12,766,860		$6,449,428		$67,370,435		$11,717,415
Total assets	$12,766,860		$6,449,428		$67,370,435		$11,717,415
Total net assets	$12,766,860		$6,449,428		$67,370,435		$11,717,415
Net assets:
Accumulation units	$12,733,851		$6,399,112		$66,969,435		$11,558,273
Contracts in payout (annuitization) period	$33,009		$50,316		$401,000		$159,142
Total net assets	$12,766,860		$6,449,428		$67,370,435		$11,717,415
Units outstanding	5,062,359		864,082		4,415,052		1,430,271
Investment shares held	1,076,464		347,866		1,956,168		372,218
Investments at cost	$12,820,049		$5,531,371		$29,825,143		$5,959,051
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$4.04	54,173	$11.59	11,438	$25.24	155,774	$8.60	15,010
Group Strategic Edge®	$3.75	5,314	$11.03	4,485	$23.24	15,567	$8.23	9,740
Phoenix Dimensions® Option 1	$1.65	120,228	$2.62	12,702	$-	-	$5.46	3,624
Phoenix Dimensions® Option 2	$1.59	187,298	$2.52	35,221	$-	-	$-	-
Phoenix Income Choice®	$1.93	274	$5.61	141	$-	-	$-	-
Phoenix Investor’s Edge® Option 1	$2.06	32,758	$5.04	5,523	$-	-	$7.67	808
Phoenix Investor’s Edge® Option 2	$2.00	204,163	$4.91	26,842	$2.33	12,969	$7.47	9,801
Phoenix Spectrum Edge® Option 1	$2.23	170,409	$5.44	31,366	$2.71	29,588	$8.45	26,547
Phoenix Spectrum Edge® Option 2	$2.17	368,621	$5.29	51,351	$2.64	144,311	$8.23	24,922
Phoenix Spectrum Edge® Option 3	$2.11	3,405	$-	-	$2.57	1,850	$-	-
Phoenix Spectrum Edge® + Option 1	$1.03	507,972	$1.84	76,469	$-	-	$-	-
Phoenix Spectrum Edge® + Option 2	$1.01	733,068	$1.81	117,245	$-	-	$3.62	7,297
Retirement Planner's Edge	$-	-	$-	-	$2.12	21,206	$8.02	5,148
The Big Edge Choice®—NY	$1.67	309,155	$6.33	25,520	$1.85	1,163,123	$8.05	177,051
The Big Edge Plus®	$3.75	2,234,629	$11.03	443,504	$23.24	2,577,088	$8.23	1,083,613
The Phoenix Edge®—VA NY Option 1	$1.69	118,648	$6.39	13,426	$1.68	127,257	$8.75	38,150
The Phoenix Edge®—VA NY Option 2	$1.71	12,244	$5.88	8,849	$1.75	166,319	$8.23	28,560
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
Assets:
Investments at fair value	$6,541,424		$11,424,839		$9,013,537		$38,883,130
Total assets	$6,541,424		$11,424,839		$9,013,537		$38,883,130
Total net assets	$6,541,424		$11,424,839		$9,013,537		$38,883,130
Net assets:
Accumulation units	$6,426,465		$11,277,449		$8,055,004		$38,559,966
Contracts in payout (annuitization) period	$114,959		$147,390		$958,533		$323,164
Total net assets	$6,541,424		$11,424,839		$9,013,537		$38,883,130
Units outstanding	1,783,559		2,041,372		3,660,129		3,354,126
Investment shares held	414,539		1,231,125		685,440		2,821,708
Investments at cost	$5,091,342		$11,748,973		$7,243,312		$35,854,602
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$4.03	37,431	$11.53	58,750	$2.82	48,082	$14.41	429,960
Freedom Edge®	$-	-	$1.97	7,375	$-	-	$-	-
Group Strategic Edge®	$4.31	8,056	$10.62	2,563	$2.67	3,087	$13.27	6,650
Phoenix Dimensions® Option 1	$2.31	25,808	$1.88	116,140	$-	-	$-	-
Phoenix Dimensions® Option 2	$2.23	45,763	$1.82	51,327	$2.13	215	$-	-
Phoenix Income Choice®	$3.75	186	$2.48	374	$-	-	$-	-
Phoenix Income Choice® with GPAF	$-	-	$-	-	$1.98	465,645	$-	-
Phoenix Investor’s Edge® Option 1	$3.27	4,449	$2.24	49,386	$2.20	36,370	$-	-
Phoenix Investor’s Edge® Option 2	$3.18	97,993	$2.18	73,013	$2.14	108,179	$2.13	60,443
Phoenix Spectrum Edge® Option 1	$3.47	56,867	$2.46	124,670	$2.42	106,329	$2.42	13,385
Phoenix Spectrum Edge® Option 2	$3.38	127,042	$2.40	215,795	$2.35	302,734	$2.35	115,945
Phoenix Spectrum Edge® Option 3	$-	-	$-	-	$2.29	2,004	$2.29	1,846
Phoenix Spectrum Edge® + Option 1	$1.71	99,370	$1.74	113,466	$-	-	$-	-
Phoenix Spectrum Edge® + Option 2	$1.67	142,845	$1.71	210,339	$-	-	$-	-
Retirement Planner's Edge	$-	-	$2.41	26,173	$2.14	27,163	$2.24	9,090
The Big Edge Choice®—NY	$3.71	120,885	$2.53	112,791	$2.45	366,003	$2.75	236,856
The Big Edge Plus®	$4.31	972,682	$10.62	762,504	$2.67	1,921,372	$13.27	2,350,047
The Phoenix Edge®—VA NY Option 1	$4.31	30,554	$2.65	52,105	$2.17	127,890	$2.59	28,595
The Phoenix Edge®—VA NY Option 2	$4.16	13,628	$2.44	64,601	$2.08	145,056	$2.40	101,309
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Wanger International		Wanger Select		Wanger USA
Assets:
Investments at fair value	$19,192,692		$2,558,768		$25,681,229
Total assets	$19,192,692		$2,558,768		$25,681,229
Total net assets	$19,192,692		$2,558,768		$25,681,229
Net assets:
Accumulation units	$19,156,778		$2,557,414		$25,660,863
Contracts in payout (annuitization) period	$35,914		$1,354		$20,366
Total net assets	$19,192,692		$2,558,768		$25,681,229
Units outstanding	2,155,826		437,502		2,414,161
Investment shares held	738,180		139,900		1,153,694
Investments at cost	$11,640,263		$1,887,851		$18,897,632
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$10.66	25,224	$5.22	8,170	$12.84	30,366
Group Strategic Edge®	$10.80	8,561	$6.08	260	$12.07	23,788
Phoenix Dimensions® Option 1	$2.72	12,835	$-	-	$-	-
Phoenix Dimensions® Option 2	$2.62	27,129	$-	-	$-	-
Phoenix Income Choice®	$3.81	98	$-	-	$-	-
Phoenix Investor’s Edge® Option 1	$4.23	2,911	$-	-	$3.99	1,238
Phoenix Investor’s Edge® Option 2	$4.12	24,590	$3.61	14,018	$3.88	34,528
Phoenix Spectrum Edge® Option 1	$4.74	24,013	$4.16	14,123	$4.47	30,180
Phoenix Spectrum Edge® Option 2	$4.62	46,355	$4.05	3,197	$4.35	48,594
Phoenix Spectrum Edge® Option 3	$4.49	1,015	$-	-	$-	-
Phoenix Spectrum Edge® + Option 1	$1.55	77,282	$-	-	$-	-
Phoenix Spectrum Edge® + Option 2	$1.52	139,627	$-	-	$-	-
Retirement Planner's Edge	$-	-	$4.13	2,376	$4.19	4,107
The Big Edge Choice®—NY	$5.76	120,137	$6.18	11,024	$4.76	249,313
The Big Edge Plus®	$10.80	1,573,471	$6.08	367,057	$12.07	1,891,850
The Phoenix Edge®—VA NY Option 1	$3.64	40,413	$4.85	16,320	$4.93	75,735
The Phoenix Edge®—VA NY Option 2	$3.53	32,165	$4.47	957	$4.68	24,462
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
	AB VPS Balanced Wealth Strategy Portfolio – Class B	Alger Capital Appreciation Portfolio – Class I-2 Shares	AMT Sustainable Equity Portfolio - Class S	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
Income:
Dividends	$16,326	$-	$3,596	$12,891
Expenses:
Mortality and expense fees	9,583	12,209	10,433	13,748
Administrative fees	459	480	895	103
Net investment income (loss)	6,284	(12,689)	(7,732)	(960)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	288	16,708	(350)	(584)
Realized gain distributions	84,697	121,772	69,037	77,276
Realized gain (loss)	84,985	138,480	68,687	76,692
Change in unrealized appreciation (depreciation) during the year	10,312	160,758	38,546	165,120
Net increase (decrease) in net assets from operations	$101,581	$286,549	$99,501	$240,852

	DWS Equity 500 Index VIP – Class A	DWS Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated Government Money Fund II - Service Shares
Income:
Dividends	$87,334	$3,353	$76,888	$132,342
Expenses:
Mortality and expense fees	54,982	3,859	38,377	100,968
Administrative fees	1,410	67	2,309	5,610
Net investment income (loss)	30,942	(573)	36,202	25,764
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	32,489	(76)	(24,556)	-
Realized gain distributions	213,847	27,607	-	-
Realized gain (loss)	246,336	27,531	(24,556)	-
Change in unrealized appreciation (depreciation) during the year	866,464	41,659	125,485	-
Net increase (decrease) in net assets from operations	$1,143,742	$68,617	$137,131	$25,764

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Federated High Income Bond Fund II – Primary Shares	Fidelity® VIP Contrafund® Portfolio – Service Class	Fidelity® VIP Growth Opportunities Portfolio – Service Class	Fidelity® VIP Growth Portfolio – Service Class
Income:
Dividends	$74,646	$36,058	$1,876	$2,395
Expenses:
Mortality and expense fees	14,704	123,708	43,158	17,672
Administrative fees	336	2,095	2,754	626
Net investment income (loss)	59,606	(89,745)	(44,036)	(15,903)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(22,610)	77,328	237,170	67,866
Realized gain distributions	-	1,134,659	288,584	98,148
Realized gain (loss)	(22,610)	1,211,987	525,754	166,014
Change in unrealized appreciation (depreciation) during the year	116,217	1,443,097	647,883	265,130
Net increase (decrease) in net assets from operations	$153,213	$2,565,339	$1,129,601	$415,241

	Fidelity® VIP Investment Grade Bond Portfolio – Service Class	Franklin Flex Cap Growth VIP Fund – Class 2	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2
Income:
Dividends	$52,090	$-	$129,002	$89,612
Expenses:
Mortality and expense fees	22,412	1,114	32,173	64,324
Administrative fees	1,538	-	1,854	2,393
Net investment income (loss)	28,140	(1,114)	94,975	22,895
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	7,122	719	(26,245)	105,889
Realized gain distributions	-	4,432	38,989	479,162
Realized gain (loss)	7,122	5,151	12,744	585,051
Change in unrealized appreciation (depreciation) during the year	108,519	17,592	223,797	354,477
Net increase (decrease) in net assets from operations	$143,781	$21,629	$331,516	$962,423

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Guggenheim VT Long Short Equity Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Income:
Dividends	$490	$-	$3,665	$-
Expenses:
Mortality and expense fees	1,085	1,246	6,830	14,810
Administrative fees	-	3	71	942
Net investment income (loss)	(595)	(1,249)	(3,236)	(15,752)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	561	155	990	(9,099)
Realized gain distributions	-	9,635	82,771	113,536
Realized gain (loss)	561	9,790	83,761	104,437
Change in unrealized appreciation (depreciation) during the year	3,546	19,897	58,500	176,730
Net increase (decrease) in net assets from operations	$3,512	$28,438	$139,025	$265,415

	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Income:
Dividends	$-	$2,410	$8,673	$752
Expenses:
Mortality and expense fees	12,032	2,980	5,299	2,048
Administrative fees	639	238	22	60
Net investment income (loss)	(12,671)	(808)	3,352	(1,356)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	36,174	2,963	11,501	(3,425)
Realized gain distributions	136,640	29,295	27,031	16,496
Realized gain (loss)	172,814	32,258	38,532	13,071
Change in unrealized appreciation (depreciation) during the year	132,351	29,521	30,737	20,363
Net increase (decrease) in net assets from operations	$292,494	$60,971	$72,621	$32,078

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Income:
Dividends	$-	$19,952	$38,608	$7,728
Expenses:
Mortality and expense fees	1,036	6,665	28,095	11,000
Administrative fees	38	227	1,752	241
Net investment income (loss)	(1,074)	13,060	8,761	(3,513)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	853	2,295	28,723	12,110
Realized gain distributions	1,678	-	156,804	14,465
Realized gain (loss)	2,531	2,295	185,527	26,575
Change in unrealized appreciation (depreciation) during the year	18,836	46,471	246,103	140,216
Net increase (decrease) in net assets from operations	$20,293	$61,826	$440,391	$163,278

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	Morningstar Balanced ETF Asset Allocation Portfolio – Class II	Morningstar Growth ETF Asset Allocation Portfolio – Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$3,266	$29,670	$8,059	$33,470
Expenses:
Mortality and expense fees	3,314	19,579	5,690	20,638
Administrative fees	198	1,482	272	1,482
Net investment income (loss)	(246)	8,609	2,097	11,350
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	7,893	554	2,514	4,083
Realized gain distributions	7,494	29,671	20,721	37,283
Realized gain (loss)	15,387	30,225	23,235	41,366
Change in unrealized appreciation (depreciation) during the year	27,817	178,397	49,357	116,557
Net increase (decrease) in net assets from operations	$42,958	$217,231	$74,689	$169,273

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class
Income:
Dividends	$3,609	$-	$26,260	$5,527
Expenses:
Mortality and expense fees	5,067	849	7,299	4,469
Administrative fees	438	29	692	80
Net investment income (loss)	(1,896)	(878)	18,269	978
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(719,379)	5,611	(18,775)	(4,700)
Realized gain distributions	436,841	4,911	-	-
Realized gain (loss)	(282,538)	10,522	(18,775)	(4,700)
Change in unrealized appreciation (depreciation) during the year	502,249	12,457	57,130	28,302
Net increase (decrease) in net assets from operations	$217,815	$22,101	$56,624	$24,580

	PIMCO Total Return Portfolio – Advisor Class	Rydex VT Inverse Government Long Bond Strategy Fund	Templeton Developing Markets VIP Fund – Class 1	Templeton Developing Markets VIP Fund – Class 2
Income:
Dividends	$52,368	$-	$11,074	$6,734
Expenses:
Mortality and expense fees	21,872	231	11,300	8,323
Administrative fees	398	18	1,125	110
Net investment income (loss)	30,098	(249)	(1,351)	(1,699)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	17,949	(4,581)	(11,252)	(8,538)
Realized gain distributions	-	-	-	-
Realized gain (loss)	17,949	(4,581)	(11,252)	(8,538)
Change in unrealized appreciation (depreciation) during the year	82,079	2,520	211,360	166,138
Net increase (decrease) in net assets from operations	$130,126	$(2,310)	$198,757	$155,901

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Templeton Foreign VIP Fund – Class 1	Templeton Foreign VIP Fund – Class 2	Templeton Global Bond VIP Fund – Class 1	Templeton Growth VIP Fund – Class 1
Income:
Dividends	$117,610	$22,738	$196,007	$691,657
Expenses:
Mortality and expense fees	72,926	16,171	34,927	289,822
Administrative fees	7,256	405	3,475	28,835
Net investment income (loss)	37,428	6,162	157,605	373,000
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	222,402	(25,726)	75,804	(55,371)
Realized gain distributions	60,020	13,572	-	4,275,165
Realized gain (loss)	282,422	(12,154)	75,804	4,219,794
Change in unrealized appreciation (depreciation) during the year	289,461	144,019	(205,101)	(1,606,596)
Net increase (decrease) in net assets from operations	$609,311	$138,027	$28,308	$2,986,198

	Templeton Growth VIP Fund – Class 2	TVST Touchstone Balanced Fund	TVST Touchstone Bond Fund	TVST Touchstone Common Stock Fund
Income:
Dividends	$81,572	$3,580	$10,552	$17,998
Expenses:
Mortality and expense fees	38,224	2,985	9,955	40,911
Administrative fees	1,898	35	890	3,256
Net investment income (loss)	41,450	560	(293)	(26,169)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(17,026)	(708)	(6,163)	20,703
Realized gain distributions	560,359	35	-	37,467
Realized gain (loss)	543,333	(673)	(6,163)	58,170
Change in unrealized appreciation (depreciation) during the year	(210,202)	47,002	74,737	752,228
Net increase (decrease) in net assets from operations	$374,581	$46,889	$68,281	$784,229

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	TVST Touchstone Small Company Fund	Virtus Duff & Phelps International Series – Class A Shares	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	Virtus KAR Capital Growth Series – Class A Shares
Income:
Dividends	$257	$105,402	$106,169	$-
Expenses:
Mortality and expense fees	12,329	158,158	80,018	805,716
Administrative fees	470	5,063	1,807	3,883
Net investment income (loss)	(12,542)	(57,819)	24,344	(809,599)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,522	30,419	(35,305)	1,984,703
Realized gain distributions	113,857	-	633,764	2,563,904
Realized gain (loss)	115,379	30,419	598,459	4,548,607
Change in unrealized appreciation (depreciation) during the year	76,175	2,083,561	817,902	16,639,526
Net increase (decrease) in net assets from operations	$179,012	$2,056,161	$1,440,705	$20,378,534

	Virtus KAR Small-Cap Growth Series – Class A Shares	Virtus KAR Small-Cap Value Series – Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	Virtus Rampart Enhanced Core Equity Series – Class A Shares
Income:
Dividends	$-	$61,039	$416,331	$102,436
Expenses:
Mortality and expense fees	142,449	80,223	143,757	115,909
Administrative fees	3,258	2,628	3,418	3,427
Net investment income (loss)	(145,707)	(21,812)	269,156	(16,900)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	284,887	15,908	(1,670)	(28,127)
Realized gain distributions	1,670,625	92,966	-	-
Realized gain (loss)	1,955,512	108,874	(1,670)	(28,127)
Change in unrealized appreciation (depreciation) during the year	1,589,909	1,231,320	758,847	2,103,321
Net increase (decrease) in net assets from operations	$3,399,714	$1,318,382	$1,026,333	$2,058,294

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Virtus Strategic Allocation Series – Class A Shares	Wanger International	Wanger Select	Wanger USA
Income:
Dividends	$463,717	$146,714	$1,705	$67,113
Expenses:
Mortality and expense fees	470,119	234,172	36,756	323,649
Administrative fees	1,713	2,145	335	2,625
Net investment income (loss)	(8,115)	(89,603)	(35,386)	(259,161)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	329,223	1,386,359	(59,897)	(19,542)
Realized gain distributions	511,550	1,647,983	312,994	4,540,936
Realized gain (loss)	840,773	3,034,342	253,097	4,521,394
Change in unrealized appreciation (depreciation) during the year	7,556,559	1,999,890	666,617	2,553,924
Net increase (decrease) in net assets from operations	$8,389,217	$4,944,629	$884,328	$6,816,157
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,284	$1,273	$(12,689)	$(12,078)
Realized gains (losses)	84,985	58,964	138,480	178,648
Unrealized appreciation (depreciation) during the year	10,312	(120,465)	160,758	(174,449)
Net increase (decrease) in net assets from operations	101,581	(60,228)	286,549	(7,879)
Contract transactions:
Payments received from contract owners	5,465	2,003	1,472	4,968
Transfers between Investment Options (including Guaranteed Interest Account), net	37,477	(941)	(19,296)	(1,477)
Transfers for contract benefits and terminations	(49,723)	(263,582)	(105,875)	(48,235)
Contract maintenance charges	(4,065)	(4,649)	(383)	(403)
Adjustments to net assets allocated to contracts in payout period	(512)	(600)	(285)	(250)
Net increase (decrease) in net assets resulting from contract transactions	(11,358)	(267,769)	(124,367)	(45,397)
Total increase (decrease) in net assets	90,223	(327,997)	162,182	(53,276)
Net assets at beginning of period	621,475	949,472	950,321	1,003,597
Net assets at end of period	$711,698	$621,475	$1,112,503	$950,321

	AMT Sustainable Equity Portfolio - Class S		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,732)	$-	$(960)	$(695)
Realized gains (losses)	68,687	-	76,692	41,655
Unrealized appreciation (depreciation) during the year	38,546	-	165,120	(185,031)
Net increase (decrease) in net assets from operations	99,501	-	240,852	(144,071)
Contract transactions:
Payments received from contract owners	3,919	-	2,959	56,521
Transfers between Investment Options (including Guaranteed Interest Account), net	1,321,433	-	(46,217)	139,785
Transfers for contract benefits and terminations	(109,345)	-	(59,930)	(63,380)
Contract maintenance charges	(5,043)	-	(211)	(648)
Adjustments to net assets allocated to contracts in payout period	(51)	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	1,210,913	-	(103,399)	132,278
Total increase (decrease) in net assets	1,310,414	-	137,453	(11,793)
Net assets at beginning of period	-	-	1,026,029	1,037,822
Net assets at end of period	$1,310,414	$-	$1,163,482	$1,026,029
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	DWS Equity 500 Index VIP – Class A		DWS Small Cap Index VIP – Class A
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$30,942	$17,912	$(573)	$(1,242)
Realized gains (losses)	246,336	424,733	27,531	26,499
Unrealized appreciation (depreciation) during the year	866,464	(684,881)	41,659	(64,799)
Net increase (decrease) in net assets from operations	1,143,742	(242,236)	68,617	(39,542)
Contract transactions:
Payments received from contract owners	38,469	50,817	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(56,220)	39,977	16,684	23,816
Transfers for contract benefits and terminations	(410,251)	(298,693)	(27,440)	(89,423)
Contract maintenance charges	(2,018)	(2,238)	(39)	(49)
Adjustments to net assets allocated to contracts in payout period	176	(409)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(429,844)	(210,546)	(10,795)	(65,656)
Total increase (decrease) in net assets	713,898	(452,782)	57,822	(105,198)
Net assets at beginning of period	4,075,625	4,528,407	293,839	399,037
Net assets at end of period	$4,789,523	$4,075,625	$351,661	$293,839

	Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$36,202	$36,183	$25,764	$(8,004)
Realized gains (losses)	(24,556)	(15,738)	-	-
Unrealized appreciation (depreciation) during the year	125,485	(52,298)	-	-
Net increase (decrease) in net assets from operations	137,131	(31,853)	25,764	(8,004)
Contract transactions:
Payments received from contract owners	14,810	59,612	362,688	119,758
Transfers between Investment Options (including Guaranteed Interest Account), net	286,092	69,221	1,582,426	955,451
Transfers for contract benefits and terminations	(652,766)	(285,615)	(2,362,115)	(2,062,943)
Contract maintenance charges	(7,163)	(6,526)	(16,534)	(18,536)
Adjustments to net assets allocated to contracts in payout period	(2,563)	(2,953)	15,529	(9,257)
Net increase (decrease) in net assets resulting from contract transactions	(361,590)	(166,261)	(418,006)	(1,015,527)
Total increase (decrease) in net assets	(224,459)	(198,114)	(392,242)	(1,023,531)
Net assets at beginning of period	3,219,961	3,418,075	8,499,138	9,522,669
Net assets at end of period	$2,995,502	$3,219,961	$8,106,896	$8,499,138
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Federated High Income Bond Fund II – Primary Shares		Fidelity® VIP Contrafund® Portfolio – Service Class
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$59,606	$97,434	$(89,745)	$(69,383)
Realized gains (losses)	(22,610)	(31,856)	1,211,987	1,124,399
Unrealized appreciation (depreciation) during the year	116,217	(124,667)	1,443,097	(1,757,341)
Net increase (decrease) in net assets from operations	153,213	(59,089)	2,565,339	(702,325)
Contract transactions:
Payments received from contract owners	8,438	7,521	239,756	51,612
Transfers between Investment Options (including Guaranteed Interest Account), net	(2,717)	(80,046)	(160,058)	(142,321)
Transfers for contract benefits and terminations	(150,534)	(133,261)	(913,463)	(1,005,648)
Contract maintenance charges	(609)	(737)	(4,448)	(4,631)
Adjustments to net assets allocated to contracts in payout period	(1,249)	(1,310)	(3,295)	(1,091)
Net increase (decrease) in net assets resulting from contract transactions	(146,671)	(207,833)	(841,508)	(1,102,079)
Total increase (decrease) in net assets	6,542	(266,922)	1,723,831	(1,804,404)
Net assets at beginning of period	1,228,763	1,495,685	8,905,976	10,710,380
Net assets at end of period	$1,235,305	$1,228,763	$10,629,807	$8,905,976

	Fidelity® VIP Growth Opportunities Portfolio – Service Class		Fidelity® VIP Growth Portfolio – Service Class
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(44,036)	$(43,155)	$(15,903)	$(18,746)
Realized gains (losses)	525,754	407,453	166,014	288,132
Unrealized appreciation (depreciation) during the year	647,883	(33,675)	265,130	(273,150)
Net increase (decrease) in net assets from operations	1,129,601	330,623	415,241	(3,764)
Contract transactions:
Payments received from contract owners	13,600	28,782	4,681	8,278
Transfers between Investment Options (including Guaranteed Interest Account), net	(185,930)	(137,344)	(109,446)	(231,595)
Transfers for contract benefits and terminations	(291,347)	(280,692)	(232,240)	(107,753)
Contract maintenance charges	(11,940)	(13,448)	(1,782)	(1,616)
Adjustments to net assets allocated to contracts in payout period	172	(407)	(96)	(154)
Net increase (decrease) in net assets resulting from contract transactions	(475,445)	(403,109)	(338,883)	(332,840)
Total increase (decrease) in net assets	654,156	(72,486)	76,358	(336,604)
Net assets at beginning of period	3,093,976	3,166,462	1,406,122	1,742,726
Net assets at end of period	$3,748,132	$3,093,976	$1,482,480	$1,406,122
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Fidelity® VIP Investment Grade Bond Portfolio – Service Class		Franklin Flex Cap Growth VIP Fund – Class 2
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$28,140	$20,547	$(1,114)	$(1,131)
Realized gains (losses)	7,122	6,282	5,151	15,538
Unrealized appreciation (depreciation) during the year	108,519	(64,413)	17,592	(11,617)
Net increase (decrease) in net assets from operations	143,781	(37,584)	21,629	2,790
Contract transactions:
Payments received from contract owners	11,302	5,150	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	428,899	(3,915)	(14,870)	(4,836)
Transfers for contract benefits and terminations	(360,307)	(158,627)	(1,085)	(1,059)
Contract maintenance charges	(6,669)	(7,870)	(8)	(15)
Adjustments to net assets allocated to contracts in payout period	(1,920)	(1,546)	-	-
Net increase (decrease) in net assets resulting from contract transactions	71,305	(166,808)	(15,963)	(5,910)
Total increase (decrease) in net assets	215,086	(204,392)	5,666	(3,120)
Net assets at beginning of period	1,833,051	2,037,443	76,003	79,123
Net assets at end of period	$2,048,137	$1,833,051	$81,669	$76,003

	Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$94,975	$103,425	$22,895	$60,161
Realized gains (losses)	12,744	16,668	585,051	242,252
Unrealized appreciation (depreciation) during the year	223,797	(277,363)	354,477	(867,257)
Net increase (decrease) in net assets from operations	331,516	(157,270)	962,423	(564,844)
Contract transactions:
Payments received from contract owners	21,567	11,101	29,002	50,498
Transfers between Investment Options (including Guaranteed Interest Account), net	803	(156,765)	(153,518)	(77,631)
Transfers for contract benefits and terminations	(466,099)	(420,118)	(771,159)	(504,767)
Contract maintenance charges	(11,010)	(15,342)	(12,034)	(16,012)
Adjustments to net assets allocated to contracts in payout period	-	-	1	(50)
Net increase (decrease) in net assets resulting from contract transactions	(454,739)	(581,124)	(907,708)	(547,962)
Total increase (decrease) in net assets	(123,223)	(738,394)	54,715	(1,112,806)
Net assets at beginning of period	2,487,021	3,225,415	4,956,941	6,069,747
Net assets at end of period	$2,363,798	$2,487,021	$5,011,656	$4,956,941
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Guggenheim VT Long Short Equity Fund		Invesco Oppenheimer V.I. Capital Appreciation Fund
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(595)	$(1,270)	$(1,249)	$(1,286)
Realized gains (losses)	561	27,227	9,790	12,602
Unrealized appreciation (depreciation) during the year	3,546	(40,813)	19,897	(15,088)
Net increase (decrease) in net assets from operations	3,512	(14,856)	28,438	(3,772)
Contract transactions:
Payments received from contract owners	-	-	-	64
Transfers between Investment Options (including Guaranteed Interest Account), net	(142)	(28,818)	138	(25,510)
Transfers for contract benefits and terminations	(6,195)	(48)	(1,906)	(15,769)
Contract maintenance charges	(20)	(23)	(32)	(141)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(6,357)	(28,889)	(1,800)	(41,356)
Total increase (decrease) in net assets	(2,845)	(43,745)	26,638	(45,128)
Net assets at beginning of period	87,513	131,258	83,496	128,624
Net assets at end of period	$84,668	$87,513	$110,134	$83,496

	Invesco Oppenheimer V.I. Global Fund		Invesco Oppenheimer V.I. Main Street Small Cap Fund®
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,236)	$(3,153)	$(15,752)	$(18,459)
Realized gains (losses)	83,761	40,757	104,437	198,592
Unrealized appreciation (depreciation) during the year	58,500	(127,099)	176,730	(328,601)
Net increase (decrease) in net assets from operations	139,025	(89,495)	265,415	(148,468)
Contract transactions:
Payments received from contract owners	13,394	3,600	18,469	12,287
Transfers between Investment Options (including Guaranteed Interest Account), net	(52,868)	24,673	(54,121)	(61,668)
Transfers for contract benefits and terminations	(103,588)	(69,707)	(191,402)	(120,207)
Contract maintenance charges	(135)	(210)	(4,962)	(5,810)
Adjustments to net assets allocated to contracts in payout period	-	-	1	(12)
Net increase (decrease) in net assets resulting from contract transactions	(143,197)	(41,644)	(232,015)	(175,410)
Total increase (decrease) in net assets	(4,172)	(131,139)	33,400	(323,878)
Net assets at beginning of period	504,330	635,469	1,180,829	1,504,707
Net assets at end of period	$500,158	$504,330	$1,214,229	$1,180,829
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,671)	$(13,938)	$(808)	$(1,057)
Realized gains (losses)	172,814	93,390	32,258	18,190
Unrealized appreciation (depreciation) during the year	132,351	(121,404)	29,521	(45,166)
Net increase (decrease) in net assets from operations	292,494	(41,952)	60,971	(28,033)
Contract transactions:
Payments received from contract owners	10,439	11,201	1,867	3,524
Transfers between Investment Options (including Guaranteed Interest Account), net	(54,183)	(45,245)	(5,778)	257
Transfers for contract benefits and terminations	(121,532)	(76,523)	(26,705)	(14,149)
Contract maintenance charges	(1,830)	(1,764)	(605)	(451)
Adjustments to net assets allocated to contracts in payout period	107	(230)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(166,999)	(112,561)	(31,221)	(10,819)
Total increase (decrease) in net assets	125,495	(154,513)	29,750	(38,852)
Net assets at beginning of period	901,302	1,055,815	239,036	277,888
Net assets at end of period	$1,026,797	$901,302	$268,786	$239,036

	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,352	$3,046	$(1,356)	$(1,550)
Realized gains (losses)	38,532	35,188	13,071	25,493
Unrealized appreciation (depreciation) during the year	30,737	(88,757)	20,363	(46,365)
Net increase (decrease) in net assets from operations	72,621	(50,523)	32,078	(22,422)
Contract transactions:
Payments received from contract owners	9,423	-	270	240
Transfers between Investment Options (including Guaranteed Interest Account), net	(20,344)	(1,764)	(28,768)	1,389
Transfers for contract benefits and terminations	(72,340)	(69,205)	(805)	(7,171)
Contract maintenance charges	(146)	(262)	(71)	(75)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(83,407)	(71,231)	(29,374)	(5,617)
Total increase (decrease) in net assets	(10,786)	(121,754)	2,704	(28,039)
Net assets at beginning of period	417,032	538,786	156,097	184,136
Net assets at end of period	$406,246	$417,032	$158,801	$156,097
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,074)	$(1,068)	$13,060	$17,526
Realized gains (losses)	2,531	8,500	2,295	21,886
Unrealized appreciation (depreciation) during the year	18,836	(19,602)	46,471	(71,189)
Net increase (decrease) in net assets from operations	20,293	(12,170)	61,826	(31,777)
Contract transactions:
Payments received from contract owners	-	-	3,196	3,345
Transfers between Investment Options (including Guaranteed Interest Account), net	(3,585)	85	155	(66,294)
Transfers for contract benefits and terminations	(1,197)	(1,407)	(84,432)	(129,930)
Contract maintenance charges	(33)	(35)	(691)	(1,408)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(4,815)	(1,357)	(81,772)	(194,287)
Total increase (decrease) in net assets	15,478	(13,527)	(19,946)	(226,064)
Net assets at beginning of period	72,496	86,023	542,684	768,748
Net assets at end of period	$87,974	$72,496	$522,738	$542,684

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,761	$549	$(3,513)	$(7,125)
Realized gains (losses)	185,527	244,575	26,575	34,154
Unrealized appreciation (depreciation) during the year	246,103	(472,106)	140,216	(190,740)
Net increase (decrease) in net assets from operations	440,391	(226,982)	163,278	(163,711)
Contract transactions:
Payments received from contract owners	12,662	20,602	3,281	3,086
Transfers between Investment Options (including Guaranteed Interest Account), net	57,819	(135,373)	(20,593)	(61,941)
Transfers for contract benefits and terminations	(237,004)	(266,796)	(91,326)	(93,395)
Contract maintenance charges	(5,127)	(5,074)	(340)	(377)
Adjustments to net assets allocated to contracts in payout period	(236)	(663)	(91)	(88)
Net increase (decrease) in net assets resulting from contract transactions	(171,886)	(387,304)	(109,069)	(152,715)
Total increase (decrease) in net assets	268,505	(614,286)	54,209	(316,426)
Net assets at beginning of period	2,187,073	2,801,359	814,828	1,131,254
Net assets at end of period	$2,455,578	$2,187,073	$869,037	$814,828
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(246)	$(631)	$8,609	$6,124
Realized gains (losses)	15,387	37,604	30,225	197,937
Unrealized appreciation (depreciation) during the year	27,817	(63,313)	178,397	(344,533)
Net increase (decrease) in net assets from operations	42,958	(26,340)	217,231	(140,472)
Contract transactions:
Payments received from contract owners	-	-	6,808	6,796
Transfers between Investment Options (including Guaranteed Interest Account), net	602	51,916	(140,858)	159,831
Transfers for contract benefits and terminations	(46,752)	(62,662)	(199,778)	(521,057)
Contract maintenance charges	(2,756)	(2,887)	(8,718)	(11,811)
Adjustments to net assets allocated to contracts in payout period	-	-	(3,352)	(3,206)
Net increase (decrease) in net assets resulting from contract transactions	(48,906)	(13,633)	(345,898)	(369,447)
Total increase (decrease) in net assets	(5,948)	(39,973)	(128,667)	(509,919)
Net assets at beginning of period	230,187	270,160	1,651,164	2,161,083
Net assets at end of period	$224,239	$230,187	$1,522,497	$1,651,164

	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,097	$1,163	$11,350	$9,576
Realized gains (losses)	23,235	47,757	41,366	59,365
Unrealized appreciation (depreciation) during the year	49,357	(92,308)	116,557	(161,016)
Net increase (decrease) in net assets from operations	74,689	(43,388)	169,273	(92,075)
Contract transactions:
Payments received from contract owners	8,351	7,190	36,582	26,513
Transfers between Investment Options (including Guaranteed Interest Account), net	(26)	(17)	101,518	(201,898)
Transfers for contract benefits and terminations	(22,826)	(40,846)	(124,013)	(141,484)
Contract maintenance charges	(1,242)	(1,856)	(9,129)	(14,701)
Adjustments to net assets allocated to contracts in payout period	-	-	(3,077)	(1,463)
Net increase (decrease) in net assets resulting from contract transactions	(15,743)	(35,529)	1,881	(333,033)
Total increase (decrease) in net assets	58,946	(78,917)	171,154	(425,108)
Net assets at beginning of period	417,515	496,432	1,476,182	1,901,290
Net assets at end of period	$476,461	$417,515	$1,647,336	$1,476,182
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,896)	$(13,592)	$(878)	$(1,633)
Realized gains (losses)	(282,538)	134,757	10,522	10,117
Unrealized appreciation (depreciation) during the year	502,249	(227,394)	12,457	(17,338)
Net increase (decrease) in net assets from operations	217,815	(106,229)	22,101	(8,854)
Contract transactions:
Payments received from contract owners	2,065	7,947	132	8,899
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,351,168)	(82,373)	(430)	(34,214)
Transfers for contract benefits and terminations	(31,250)	(142,788)	(37,855)	(9,338)
Contract maintenance charges	(2,152)	(8,835)	(30)	(35)
Adjustments to net assets allocated to contracts in payout period	45	(19)	26	30
Net increase (decrease) in net assets resulting from contract transactions	(1,382,460)	(226,068)	(38,157)	(34,658)
Total increase (decrease) in net assets	(1,164,645)	(332,297)	(16,056)	(43,512)
Net assets at beginning of period	1,164,645	1,496,942	83,902	127,414
Net assets at end of period	$-	$1,164,645	$67,846	$83,902

	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$18,269	$4,367	$978	$4,908
Realized gains (losses)	(18,775)	(187,135)	(4,700)	(949)
Unrealized appreciation (depreciation) during the year	57,130	11,754	28,302	(18,874)
Net increase (decrease) in net assets from operations	56,624	(171,014)	24,580	(14,915)
Contract transactions:
Payments received from contract owners	1,148	2,866	23,255	4,157
Transfers between Investment Options (including Guaranteed Interest Account), net	47,659	485,053	24,532	(9,996)
Transfers for contract benefits and terminations	(60,561)	(518,184)	(71,871)	(39,450)
Contract maintenance charges	(4,096)	(4,990)	(406)	(191)
Adjustments to net assets allocated to contracts in payout period	(2)	(4)	(21,775)	(1,218)
Net increase (decrease) in net assets resulting from contract transactions	(15,852)	(35,259)	(46,265)	(46,698)
Total increase (decrease) in net assets	40,772	(206,273)	(21,685)	(61,613)
Net assets at beginning of period	580,707	786,980	389,045	450,658
Net assets at end of period	$621,479	$580,707	$367,360	$389,045
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	PIMCO Total Return Portfolio – Advisor Class		Rydex VT Inverse Government Long Bond Strategy Fund
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$30,098	$40,609	$(249)	$(293)
Realized gains (losses)	17,949	36,194	(4,581)	(183)
Unrealized appreciation (depreciation) during the year	82,079	(143,702)	2,520	903
Net increase (decrease) in net assets from operations	130,126	(66,899)	(2,310)	427
Contract transactions:
Payments received from contract owners	6,952	48,337	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	61,709	130,167	1,664	(1,174)
Transfers for contract benefits and terminations	(1,882,089)	(520,194)	1	-
Contract maintenance charges	(1,610)	(1,770)	(70)	(70)
Adjustments to net assets allocated to contracts in payout period	(778)	(690)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(1,815,816)	(344,150)	1,595	(1,244)
Total increase (decrease) in net assets	(1,685,690)	(411,049)	(715)	(817)
Net assets at beginning of period	3,131,611	3,542,660	15,840	16,657
Net assets at end of period	$1,445,921	$3,131,611	$15,125	$15,840

	Templeton Developing Markets VIP Fund – Class 1		Templeton Developing Markets VIP Fund – Class 2
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,351)	$(3,426)	$(1,699)	$(2,819)
Realized gains (losses)	(11,252)	(6,719)	(8,538)	53,136
Unrealized appreciation (depreciation) during the year	211,360	(168,411)	166,138	(172,819)
Net increase (decrease) in net assets from operations	198,757	(178,556)	155,901	(122,502)
Contract transactions:
Payments received from contract owners	4,589	4,771	22,307	35,700
Transfers between Investment Options (including Guaranteed Interest Account), net	(8,596)	(68,238)	(12,784)	(271,030)
Transfers for contract benefits and terminations	(124,600)	(29,391)	(81,412)	(30,369)
Contract maintenance charges	(414)	(379)	(307)	(2,505)
Adjustments to net assets allocated to contracts in payout period	(1,600)	(1,223)	3	-
Net increase (decrease) in net assets resulting from contract transactions	(130,621)	(94,460)	(72,193)	(268,204)
Total increase (decrease) in net assets	68,136	(273,016)	83,708	(390,706)
Net assets at beginning of period	860,665	1,133,681	650,992	1,041,698
Net assets at end of period	$928,801	$860,665	$734,700	$650,992
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Templeton Foreign VIP Fund – Class 1		Templeton Foreign VIP Fund – Class 2
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$37,428	$108,823	$6,162	$21,327
Realized gains (losses)	282,422	247,071	(12,154)	(20,808)
Unrealized appreciation (depreciation) during the year	289,461	(1,581,573)	144,019	(260,165)
Net increase (decrease) in net assets from operations	609,311	(1,225,679)	138,027	(259,646)
Contract transactions:
Payments received from contract owners	11,785	15,063	4,593	6,222
Transfers between Investment Options (including Guaranteed Interest Account), net	(131,298)	(174,921)	(1,298)	(13,595)
Transfers for contract benefits and terminations	(903,832)	(753,688)	(83,223)	(92,281)
Contract maintenance charges	(2,734)	(3,896)	(856)	(1,053)
Adjustments to net assets allocated to contracts in payout period	(383)	2,185	(254)	2,153
Net increase (decrease) in net assets resulting from contract transactions	(1,026,462)	(915,257)	(81,038)	(98,554)
Total increase (decrease) in net assets	(417,151)	(2,140,936)	56,989	(358,200)
Net assets at beginning of period	5,998,923	8,139,859	1,281,977	1,640,177
Net assets at end of period	$5,581,772	$5,998,923	$1,338,966	$1,281,977

	Templeton Global Bond VIP Fund – Class 1		Templeton Growth VIP Fund – Class 1
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$157,605	$(42,742)	$373,000	$240,924
Realized gains (losses)	75,804	147,337	4,219,794	2,729,538
Unrealized appreciation (depreciation) during the year	(205,101)	(78,649)	(1,606,596)	(7,327,766)
Net increase (decrease) in net assets from operations	28,308	25,946	2,986,198	(4,357,304)
Contract transactions:
Payments received from contract owners	32,308	36,345	111,583	90,522
Transfers between Investment Options (including Guaranteed Interest Account), net	(73,132)	(99,880)	(501,406)	(714,177)
Transfers for contract benefits and terminations	(346,351)	(337,386)	(2,184,862)	(3,208,172)
Contract maintenance charges	(1,027)	(1,358)	(13,081)	(15,336)
Adjustments to net assets allocated to contracts in payout period	446	8,140	(9,891)	(4,696)
Net increase (decrease) in net assets resulting from contract transactions	(387,756)	(394,139)	(2,597,657)	(3,851,859)
Total increase (decrease) in net assets	(359,448)	(368,193)	388,541	(8,209,163)
Net assets at beginning of period	2,916,723	3,284,916	22,914,342	31,123,505
Net assets at end of period	$2,557,275	$2,916,723	$23,302,883	$22,914,342
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Templeton Growth VIP Fund – Class 2		TVST Touchstone Balanced Fund
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$41,450	$24,285	$560	$(271)
Realized gains (losses)	543,333	357,881	(673)	70,839
Unrealized appreciation (depreciation) during the year	(210,202)	(965,650)	47,002	(87,348)
Net increase (decrease) in net assets from operations	374,581	(583,484)	46,889	(16,780)
Contract transactions:
Payments received from contract owners	25,703	22,269	900	900
Transfers between Investment Options (including Guaranteed Interest Account), net	(64,913)	337	38,521	31,671
Transfers for contract benefits and terminations	(480,144)	(515,466)	(32,869)	(84,534)
Contract maintenance charges	(11,750)	(16,223)	(560)	(232)
Adjustments to net assets allocated to contracts in payout period	(2,256)	758	-	-
Net increase (decrease) in net assets resulting from contract transactions	(533,360)	(508,325)	5,992	(52,195)
Total increase (decrease) in net assets	(158,779)	(1,091,809)	52,881	(68,975)
Net assets at beginning of period	3,026,022	4,117,831	222,450	291,425
Net assets at end of period	$2,867,243	$3,026,022	$275,331	$222,450

	TVST Touchstone Bond Fund		TVST Touchstone Common Stock Fund
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(293)	$7,529	$(26,169)	$(3,931)
Realized gains (losses)	(6,163)	(14,649)	58,170	2,092,141
Unrealized appreciation (depreciation) during the year	74,737	(26,936)	752,228	(2,393,579)
Net increase (decrease) in net assets from operations	68,281	(34,056)	784,229	(305,369)
Contract transactions:
Payments received from contract owners	1,379	3,320	10,706	15,664
Transfers between Investment Options (including Guaranteed Interest Account), net	36,294	5,281	(77,730)	(197,768)
Transfers for contract benefits and terminations	(128,375)	(196,288)	(348,126)	(388,263)
Contract maintenance charges	(5,745)	(6,606)	(18,496)	(22,491)
Adjustments to net assets allocated to contracts in payout period	(10)	(9)	(96)	(68)
Net increase (decrease) in net assets resulting from contract transactions	(96,457)	(194,302)	(433,742)	(592,926)
Total increase (decrease) in net assets	(28,176)	(228,358)	350,487	(898,295)
Net assets at beginning of period	843,674	1,072,032	3,103,419	4,001,714
Net assets at end of period	$815,498	$843,674	$3,453,906	$3,103,419

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	TVST Touchstone Small Company Fund		Virtus Duff & Phelps International Series – Class A Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,542)	$(14,148)	$(57,819)	$244,140
Realized gains (losses)	115,379	148,308	30,419	144,101
Unrealized appreciation (depreciation) during the year	76,175	(225,160)	2,083,561	(3,144,096)
Net increase (decrease) in net assets from operations	179,012	(91,000)	2,056,161	(2,755,855)
Contract transactions:
Payments received from contract owners	6,322	23,636	34,504	176,073
Transfers between Investment Options (including Guaranteed Interest Account), net	(2,969)	(16,105)	(259,102)	(52,110)
Transfers for contract benefits and terminations	(49,487)	(56,981)	(1,727,920)	(1,692,599)
Contract maintenance charges	(2,476)	(3,087)	(23,927)	(28,254)
Adjustments to net assets allocated to contracts in payout period	(75)	(75)	565	(1,018)
Net increase (decrease) in net assets resulting from contract transactions	(48,685)	(52,612)	(1,975,880)	(1,597,908)
Total increase (decrease) in net assets	130,327	(143,612)	80,281	(4,353,763)
Net assets at beginning of period	920,805	1,064,417	12,686,579	17,040,342
Net assets at end of period	$1,051,132	$920,805	$12,766,860	$12,686,579

	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$24,344	$18,996	$(809,599)	$(858,720)
Realized gains (losses)	598,459	422,552	4,548,607	10,174,252
Unrealized appreciation (depreciation) during the year	817,902	(951,405)	16,639,526	(13,893,493)
Net increase (decrease) in net assets from operations	1,440,705	(509,857)	20,378,534	(4,577,961)
Contract transactions:
Payments received from contract owners	9,165	44,895	633,475	245,785
Transfers between Investment Options (including Guaranteed Interest Account), net	(129,609)	(524,968)	(3,109,120)	(2,317,703)
Transfers for contract benefits and terminations	(731,547)	(441,962)	(6,331,597)	(6,176,383)
Contract maintenance charges	(7,403)	(8,259)	(51,495)	(52,421)
Adjustments to net assets allocated to contracts in payout period	(1,000)	(1,956)	71,408	(3,089)
Net increase (decrease) in net assets resulting from contract transactions	(860,394)	(932,250)	(8,787,329)	(8,303,811)
Total increase (decrease) in net assets	580,311	(1,442,107)	11,591,205	(12,881,772)
Net assets at beginning of period	5,869,117	7,311,224	55,779,230	68,661,002
Net assets at end of period	$6,449,428	$5,869,117	$67,370,435	$55,779,230
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(145,707)	$(143,982)	$(21,812)	$(31,409)
Realized gains (losses)	1,955,512	2,100,442	108,874	693,760
Unrealized appreciation (depreciation) during the year	1,589,909	(868,169)	1,231,320	(1,901,665)
Net increase (decrease) in net assets from operations	3,399,714	1,088,291	1,318,382	(1,239,314)
Contract transactions:
Payments received from contract owners	132,924	94,165	23,286	28,894
Transfers between Investment Options (including Guaranteed Interest Account), net	(419,688)	(360,255)	(185,541)	(382,254)
Transfers for contract benefits and terminations	(1,406,501)	(919,413)	(555,262)	(484,788)
Contract maintenance charges	(5,135)	(4,903)	(8,076)	(9,784)
Adjustments to net assets allocated to contracts in payout period	72,609	(4,794)	(8,346)	(3,656)
Net increase (decrease) in net assets resulting from contract transactions	(1,625,791)	(1,195,200)	(733,939)	(851,588)
Total increase (decrease) in net assets	1,773,923	(106,909)	584,443	(2,090,902)
Net assets at beginning of period	9,943,492	10,050,401	5,956,981	8,047,883
Net assets at end of period	$11,717,415	$9,943,492	$6,541,424	$5,956,981

	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$269,156	$326,574	$(16,900)	$(41,287)
Realized gains (losses)	(1,670)	(65,199)	(28,127)	(63,255)
Unrealized appreciation (depreciation) during the year	758,847	(773,729)	2,103,321	(1,267,092)
Net increase (decrease) in net assets from operations	1,026,333	(512,354)	2,058,294	(1,371,634)
Contract transactions:
Payments received from contract owners	59,169	86,695	172,659	124,512
Transfers between Investment Options (including Guaranteed Interest Account), net	(234,511)	(345,758)	(257,254)	(410,406)
Transfers for contract benefits and terminations	(1,220,249)	(1,336,734)	(1,067,378)	(1,598,440)
Contract maintenance charges	(15,672)	(16,875)	(5,028)	(4,939)
Adjustments to net assets allocated to contracts in payout period	(8,629)	4,896	9,071	229,361
Net increase (decrease) in net assets resulting from contract transactions	(1,419,892)	(1,607,776)	(1,147,930)	(1,659,912)
Total increase (decrease) in net assets	(393,559)	(2,120,130)	910,364	(3,031,546)
Net assets at beginning of period	11,818,398	13,938,528	8,103,173	11,134,719
Net assets at end of period	$11,424,839	$11,818,398	$9,013,537	$8,103,173
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Virtus Strategic Allocation Series – Class A Shares		Wanger International
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,115)	$40,635	$(89,603)	$194,704
Realized gains (losses)	840,773	1,637,943	3,034,342	3,205,116
Unrealized appreciation (depreciation) during the year	7,556,559	(4,245,010)	1,999,890	(8,082,879)
Net increase (decrease) in net assets from operations	8,389,217	(2,566,432)	4,944,629	(4,683,059)
Contract transactions:
Payments received from contract owners	94,355	115,622	54,490	59,265
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,302,740)	(1,482,860)	(380,611)	(692,470)
Transfers for contract benefits and terminations	(4,412,659)	(4,760,598)	(5,473,321)	(1,584,341)
Contract maintenance charges	(20,634)	(24,204)	(8,514)	(10,089)
Adjustments to net assets allocated to contracts in payout period	1,767	719	(1,997)	(1,505)
Net increase (decrease) in net assets resulting from contract transactions	(5,639,911)	(6,151,321)	(5,809,953)	(2,229,140)
Total increase (decrease) in net assets	2,749,306	(8,717,753)	(865,324)	(6,912,199)
Net assets at beginning of period	36,133,824	44,851,577	20,058,016	26,970,215
Net assets at end of period	$38,883,130	$36,133,824	$19,192,692	$20,058,016

	Wanger Select		Wanger USA
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(35,386)	$(60,312)	$(259,161)	$(349,297)
Realized gains (losses)	253,097	642,906	4,521,394	7,083,433
Unrealized appreciation (depreciation) during the year	666,617	(1,277,719)	2,553,924	(7,168,291)
Net increase (decrease) in net assets from operations	884,328	(695,125)	6,816,157	(434,155)
Contract transactions:
Payments received from contract owners	5,064	8,417	61,091	90,560
Transfers between Investment Options (including Guaranteed Interest Account), net	(40,760)	(163,178)	(1,761,605)	(662,139)
Transfers for contract benefits and terminations	(2,816,841)	(167,600)	(4,746,500)	(2,510,917)
Contract maintenance charges	(605)	(710)	(8,290)	(9,294)
Adjustments to net assets allocated to contracts in payout period	(925)	262	(2,120)	(1,725)
Net increase (decrease) in net assets resulting from contract transactions	(2,854,067)	(322,809)	(6,457,424)	(3,093,515)
Total increase (decrease) in net assets	(1,969,739)	(1,017,934)	358,733	(3,527,670)
Net assets at beginning of period	4,528,507	5,546,441	25,322,496	28,850,166
Net assets at end of period	$2,558,768	$4,528,507	$25,681,229	$25,322,496
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The Nassau Life Variable Accumulation Account (the “Separate Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the Company, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a privately held, wholly-owned subsidiary of Nassau, serving as its U.S. life and annuity platform.
NNY, formerly known as Phoenix Life Insurance Company and NCNY, formerly known as The Phoenix Companies, Inc. changed their names effective October 10, 2018 and November 13, 2018, respectively. Nassau, formerly known as Nassau Reinsurance Group Holdings L.P., changed its name effective October 5, 2018. The Separate Account, formerly known as Phoenix Life Variable Accumulation Account, changed its name effective December 6, 2018.
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on June 17, 1985. The Separate Account currently consists of 60 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
AB VPS Balanced Wealth Strategy Portfolio-Class B
Alger Capital Appreciation Portfolio-Class I-2 Shares
AMT Sustainable Equity Portfolio Class S
Calvert VP S&P MidCap 400 Index Portfolio-Class I Shares
DWS Equity 500 Index VIP-Class A (formerly Deutsche Equity 500 Index VIP-Class A)
DWS Small Cap Index VIP-Class A (formerly Deutsche Small Cap Index VIP-Class A)
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II-Primary Shares
Fidelity® VIP Contrafund® Portfolio-Service Class
Fidelity® VIP Growth Opportunities Portfolio-Service Class
Fidelity® VIP Growth Portfolio-Service Class
Fidelity® VIP Investment Grade Bond Portfolio-Service Class
Franklin Flex Cap Growth VIP Fund-Class 2
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim Long Short Equity Fund
Invesco Oppenheimer V.I. Capital Appreciation Fund (formerly Oppenheimer Capital Appreciation Fund/VA-Service Shares)
Invesco Oppenheimer V.I. Global Fund (formerly Oppenheimer Global Fund/VA-Service Shares)
Invesco Oppenheimer V.I. Main Street Small Cap Fund (formerly Oppenheimer Main Street Small Cap Fund®/VA-Service Shares)
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio-Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio-Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio-Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II
Morningstar Balanced ETF Asset Allocation Portfolio-Class II
Morningstar Growth ETF Asset Allocation Portfolio-Class II

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II
Neuberger Berman AMT Mid Cap Growth Portfolio-S Class
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class
PIMCO Real Return Portfolio-Advisor Class
PIMCO Total Return Portfolio-Advisor Class
Rydex Inverse Government Long Bond Strategy Fund
Rydex Nova Fund
Templeton Developing Markets VIP Fund-Class 1
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 1
Templeton Foreign VIP Fund-Class 2
Templeton Global Bond VIP Fund-Class 1
Templeton Growth VIP Fund-Class 1
Templeton Growth VIP Fund-Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps International Series-Class A Shares
Virtus Duff & Phelps Real Estate Securities Series-Class A Shares
Virtus KAR Capital Growth Series-Class A Shares
Virtus KAR Small-Cap Growth Series-Class A Shares
Virtus KAR Small-Cap Value Series-Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
Virtus Rampart Enhanced Core Equity Series-Class A Shares
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger Select
Wanger USA
Additionally, contract owners also may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account ("GIA").
NNY and the Separate Account are subject to regulation by the New York Department of Financial Services and the U.S. Securities and Exchange Commission ("SEC"). The assets and liabilities of the Separate Account are clearly identified and distinguished from NNY’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against NNY’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.    Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2019.
B.    Contracts in payout (annuitization) period: Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, or Annuity 2000 Mortality Table depending on the product. The assumed interest return is also dependent on product, and could range from 2.5 percent to 6 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by NNY and may result in additional amounts being transferred into the variable annuity account from NNY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts may be made to NNY.
C.    Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
D.    Income taxes: NNY is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and it together with the operations of the Separate Account are included in the consolidated federal income tax return of NCNY. NCNY is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2015. Under the current provisions of the Code, NNY does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. NNY will periodically review the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
E.    Use of estimates: The preparation of financial statements in accordance with GAAP requires NNY management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2019 were as follows:
Investment Option	Purchases	Sales
AB VPS Balanced Wealth Strategy Portfolio – Class B	$143,709	$64,087
Alger Capital Appreciation Portfolio – Class I-2 Shares	122,745	138,029
AMT Sustainable Equity Portfolio - Class S	1,417,274	145,056
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	102,662	129,745
DWS Equity 500 Index VIP – Class A	458,973	644,028
DWS Small Cap Index VIP – Class A	47,519	31,279
Federated Fund for U.S. Government Securities II	460,134	785,522
Federated Government Money Fund II - Service Shares	2,171,441	2,563,683
Federated High Income Bond Fund II – Primary Shares	91,374	178,440
Fidelity® VIP Contrafund® Portfolio – Service Class	1,466,031	1,262,625
Fidelity® VIP Growth Opportunities Portfolio – Service Class	480,579	711,478
Fidelity® VIP Growth Portfolio – Service Class	164,071	420,709
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	544,746	445,301
Franklin Flex Cap Growth VIP Fund – Class 2	4,432	17,078
Franklin Income VIP Fund – Class 2	336,964	657,739
Franklin Mutual Shares VIP Fund – Class 2	627,525	1,033,173
Guggenheim VT Long Short Equity Fund	490	7,441
Invesco Oppenheimer V.I. Capital Appreciation Fund	9,769	3,184
Invesco Oppenheimer V.I. Global Fund/VA – Service Shares	99,560	163,222
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	148,844	283,075
Invesco V.I. American Franchise Fund – Series I Shares	148,762	191,791
Invesco V.I. Core Equity Fund – Series I Shares	34,282	37,016
Invesco V.I. Equity and Income Fund – Series II Shares	63,161	116,186
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1	19,770	34,003
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	3,591	7,803
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	25,295	94,006
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	308,380	314,701
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	26,269	124,386
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	11,417	53,075
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	65,268	372,886
Morningstar Growth ETF Asset Allocation Portfolio – Class II	36,900	29,824
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	228,381	177,867
Neuberger Berman AMT Guardian Portfolio – S Class	442,769	1,390,282
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	5,028	39,152
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	81,541	79,124
PIMCO Real Return Portfolio – Advisor Class	52,879	98,166
PIMCO Total Return Portfolio – Advisor Class	148,596	1,934,314
Rydex VT Inverse Government Long Bond Strategy Fund	3,184	1,839
Templeton Developing Markets VIP Fund – Class 1	15,533	147,505
Templeton Developing Markets VIP Fund – Class 2	35,112	109,004
Templeton Foreign VIP Fund – Class 1	186,635	1,115,649
Templeton Foreign VIP Fund – Class 2	57,461	118,765
Templeton Global Bond VIP Fund – Class 1	226,608	456,758
Templeton Growth VIP Fund – Class 1	5,058,349	3,007,841
Templeton Growth VIP Fund – Class 2	769,925	701,476
TVST Touchstone Balanced Fund	42,872	36,285
TVST Touchstone Bond Fund	75,412	172,162
TVST Touchstone Common Stock Fund	77,433	499,877
TVST Touchstone Small Company Fund	140,041	87,410
Virtus Duff & Phelps International Series – Class A Shares	409,532	2,443,231
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	1,058,662	1,260,949
Virtus KAR Capital Growth Series – Class A Shares	3,110,482	10,143,505

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Virtus KAR Small-Cap Growth Series – Class A Shares	$1,925,780	$2,026,652
Virtus KAR Small-Cap Value Series – Class A Shares	219,961	882,747
Virtus Newfleet Multi-Sector Intermediate Bond Series –Class A Shares	504,334	1,655,069
Virtus Rampart Enhanced Core Equity Series – Class A Shares	323,067	1,487,900
Virtus Strategic Allocation Series – Class A Shares	1,030,482	6,166,959
Wanger International	1,885,560	6,137,134
Wanger Select	319,416	2,895,875
Wanger USA	4,666,062	6,841,711
	$32,743,034	$63,175,779

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2019			For the period ended December 31, 2018
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Wealth Strategy Portfolio – Class B	27,353	(35,485)	(8,132)	1,319	(182,426)	(181,107)
Alger Capital Appreciation Portfolio – Class I-2 Shares	665	(48,907)	(48,242)	2,051	(17,782)	(15,731)
AMT Sustainable Equity Portfolio - Class S	1,337,377	(133,395)	1,203,982	-	-	-
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	6,219	(48,760)	(42,541)	90,527	(35,375)	55,152
DWS Equity 500 Index VIP – Class A	55,448	(207,983)	(152,535)	88,692	(164,099)	(75,407)
DWS Small Cap Index VIP – Class A	7,317	(12,237)	(4,920)	32,673	(61,950)	(29,277)
Federated Fund for U.S. Government Securities II	270,981	(517,639)	(246,658)	152,601	(257,781)	(105,180)
Federated Government Money Fund II - Service Shares	2,289,650	(2,760,053)	(470,403)	1,849,684	(2,973,841)	(1,124,157)
Federated High Income Bond Fund II – Primary Shares	9,452	(67,253)	(57,801)	8,707	(93,857)	(85,150)
Fidelity® VIP Contrafund® Portfolio – Service Class	100,725	(372,637)	(271,912)	84,526	(472,548)	(388,022)
Fidelity® VIP Growth Opportunities Portfolio – Service Class	72,963	(222,454)	(149,491)	330,785	(473,877)	(143,092)
Fidelity® VIP Growth Portfolio – Service Class	31,651	(197,284)	(165,633)	79,103	(272,376)	(193,273)
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	343,880	(300,816)	43,064	161,087	(285,934)	(124,847)
Franklin Flex Cap Growth VIP Fund – Class 2	-	(6,490)	(6,490)	6,752	(9,045)	(2,293)
Franklin Income VIP Fund – Class 2	105,345	(384,715)	(279,370)	82,350	(448,460)	(366,110)
Franklin Mutual Shares VIP Fund – Class 2	34,632	(443,862)	(409,230)	93,193	(339,794)	(246,601)
Guggenheim VT Long Short Equity Fund	-	(3,711)	(3,711)	-	(15,309)	(15,309)
Invesco Oppenheimer V.I. Capital Appreciation Fund	63	(872)	(809)	34	(20,409)	(20,375)
Invesco Oppenheimer V.I. Global Fund/VA – Service Shares	6,564	(79,900)	(73,336)	28,950	(53,060)	(24,110)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	20,027	(136,207)	(116,180)	13,459	(96,556)	(83,097)
Invesco V.I. American Franchise Fund – Series I Shares	5,446	(83,276)	(77,830)	10,819	(68,130)	(57,311)
Invesco V.I. Core Equity Fund – Series I Shares	1,536	(18,614)	(17,078)	2,943	(8,569)	(5,626)
Invesco V.I. Equity and Income Fund – Series II Shares	14,776	(60,005)	(45,229)	36	(38,460)	(38,424)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1	1,365	(16,267)	(14,902)	1,300	(3,900)	(2,600)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	807	(2,757)	(1,950)	834	(1,431)	(597)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	2,923	(41,516)	(38,593)	3,283	(100,187)	(96,904)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	61,705	(152,095)	(90,390)	24,949	(228,150)	(203,201)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	3,293	(63,507)	(60,214)	11,980	(94,061)	(82,081)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	448	(30,299)	(29,851)	34,846	(42,650)	(7,804)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	4,807	(247,238)	(242,431)	115,089	(381,748)	(266,659)
Morningstar Growth ETF Asset Allocation Portfolio – Class II	5,257	(15,533)	(10,276)	4,621	(27,791)	(23,170)
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	122,418	(120,383)	2,035	27,911	(295,480)	(267,569)
Neuberger Berman AMT Guardian Portfolio – S Class	2,612	(689,297)	(686,685)	6,101	(122,465)	(116,364)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	96	(28,440)	(28,344)	7,032	(36,820)	(29,788)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	113,161	(142,996)	(29,835)	909,819	(1,078,219)	(168,400)
PIMCO Real Return Portfolio – Advisor Class	34,551	(67,697)	(33,146)	5,812	(40,405)	(34,593)
PIMCO Total Return Portfolio – Advisor Class	60,483	(1,234,928)	(1,174,445)	312,152	(536,776)	(224,624)
Rydex VT Inverse Government Long Bond Strategy Fund	13,121	(6,123)	6,998	1,969	(6,315)	(4,346)
Templeton Developing Markets VIP Fund – Class 1	2,614	(78,786)	(76,172)	55,295	(109,662)	(54,367)
Templeton Developing Markets VIP Fund – Class 2	21,325	(65,412)	(44,087)	37,284	(186,713)	(149,429)
Templeton Foreign VIP Fund – Class 1	3,177	(280,242)	(277,065)	26,053	(252,254)	(226,201)
Templeton Foreign VIP Fund – Class 2	13,620	(58,232)	(44,612)	18,213	(68,227)	(50,014)
Templeton Global Bond VIP Fund – Class 1	6,160	(79,829)	(73,669)	9,583	(85,859)	(76,276)
Templeton Growth VIP Fund – Class 1	17,918	(420,754)	(402,836)	86,491	(629,235)	(542,744)
Templeton Growth VIP Fund – Class 2	97,461	(408,795)	(311,334)	132,192	(367,400)	(235,208)
TVST Touchstone Balanced Fund	22,109	(18,699)	3,410	20,476	(51,115)	(30,639)
TVST Touchstone Bond Fund	47,727	(120,797)	(73,070)	40,796	(189,713)	(148,917)
TVST Touchstone Common Stock Fund	15,298	(220,262)	(204,964)	18,954	(302,695)	(283,741)
TVST Touchstone Small Company Fund	12,582	(34,704)	(22,122)	23,745	(47,123)	(23,378)
Virtus Duff & Phelps International Series – Class A Shares	232,266	(929,808)	(697,542)	243,034	(772,410)	(529,376)

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2019			For the period ended December 31, 2018
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	32,109	(198,271)	(166,162)	52,872	(180,425)	(127,553)
Virtus KAR Capital Growth Series – Class A Shares	126,162	(780,109)	(653,947)	31,046	(572,761)	(541,715)
Virtus KAR Small-Cap Growth Series – Class A Shares	37,541	(252,887)	(215,346)	131,242	(320,147)	(188,905)
Virtus KAR Small-Cap Value Series – Class A Shares	30,662	(242,793)	(212,131)	50,596	(289,629)	(239,033)
Virtus Newfleet Multi-Sector Intermediate Bond Series –Class A Shares	34,392	(347,894)	(313,502)	77,287	(340,565)	(263,278)
Virtus Rampart Enhanced Core Equity Series – Class A Shares	122,937	(647,006)	(524,069)	87,890	(872,376)	(784,486)
Virtus Strategic Allocation Series – Class A Shares	11,192	(492,740)	(481,548)	14,807	(578,759)	(563,952)
Wanger International	-	(643,763)	(643,763)	36,381	(303,379)	(266,998)
Wanger Select	-	(532,302)	(532,302)	4,217	(65,586)	(61,369)
Wanger USA	-	(618,639)	(618,639)	34,698	(363,721)	(329,023)

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2019, 2018, 2017, 2016, and 2015 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
AB VPS Balanced Wealth Strategy Portfolio – Class B
2019	441	1.58	to	1.70	712	2.38%	1.00%	to	1.65%	16.26%	to	17.02%
2018‡	449	1.36	to	1.46	621	1.65%	1.00%	to	1.65%	(7.96%)	to	(7.35%)
2017‡	630	1.47	to	1.57	949	1.74%	1.00%	to	1.65%	13.72%	to	14.47%
2016	787	1.28	to	1.37	1,040	1.81%	1.00%	to	1.80%	2.57%	to	3.40%
2015‡	808	1.25	to	1.30	1,038	1.80%	1.25%	to	1.80%	(0.53%)	to	0.03%
Alger Capital Appreciation Portfolio – Class I-2 Shares
2019	355	4.25	to	3.91	1,113	-	0.90%	to	1.80%	31.18%	to	32.38%
2018	403	3.24	to	2.96	950	0.08%	0.90%	to	1.80%	(1.91%)	to	(1.00%)
2017‡	419	3.30	to	2.99	1,004	0.15%	0.90%	to	1.80%	28.73%	to	29.91%
2016	487	2.56	to	2.30	922	0.18%	0.90%	to	1.80%	(1.30%)	to	(0.40%)
2015	535	2.60	to	2.31	1,023	0.08%	0.90%	to	1.80%	4.28%	to	5.24%
AMT Sustainable Equity Portfolio - Class S
2019[4]	1,204	1.08	to	1.09	1,310	0.28%	0.90%	to	1.80%	8.47%	to	9.16%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2019	441	2.59	to	2.74	1,163	1.14%	0.90%	to	1.38%	24.10%	to	24.70%
2018‡	483	2.09	to	2.20	1,026	1.17%	0.90%	to	1.38%	(12.56%)	to	(12.13%)
2017‡	428	2.36	to	2.50	1,038	0.70%	0.90%	to	1.50%	14.16%	to	14.85%
2016‡	313	2.07	to	2.18	660	0.62%	0.90%	to	1.50%	18.47%	to	19.19%
2015‡	368	1.74	to	1.83	655	0.09%	0.90%	to	1.50%	(4.14%)	to	(3.56%)
DWS Equity 500 Index VIP – Class A
2019	1,475	2.85	to	3.49	4,790	1.96%	0.90%	to	1.80%	28.83%	to	30.01%
2018	1,627	2.21	to	2.69	4,076	1.66%	0.90%	to	1.80%	(6.38%)	to	(5.51%)
2017‡	1,703	2.36	to	2.84	4,528	1.80%	0.90%	to	1.80%	19.36%	to	20.45%
2016‡	1,654	1.98	to	2.36	3,646	2.11%	0.90%	to	1.80%	9.61%	to	10.61%
2015‡	1,959	1.81	to	2.13	3,911	1.70%	0.90%	to	1.80%	(0.69%)	to	0.22%
DWS Small Cap Index VIP – Class A
2019	145	2.38	to	2.52	352	1.04%	0.90%	to	1.38%	23.50%	to	24.10%
2018‡	149	1.93	to	1.99	294	0.90%	1.10%	to	1.38%	(12.46%)	to	(12.21%)
2017	179	2.18	to	2.27	399	0.94%	1.10%	to	1.50%	12.62%	to	13.08%
2016‡	130	1.93	to	2.00	256	1.20%	1.10%	to	1.50%	19.22%	to	19.70%
2015‡	160	1.62	to	1.69	266	1.09%	1.00%	to	1.50%	(6.03%)	to	(5.55%)
Federated Fund for U.S. Government Securities II
2019	1,919	1.33	to	1.64	2,996	2.48%	0.90%	to	1.80%	3.99%	to	4.95%
2018	2,165	1.28	to	1.56	3,220	2.41%	0.90%	to	1.80%	(1.36%)	to	(0.45%)
2017‡	2,271	1.30	to	1.57	3,418	2.42%	0.90%	to	1.80%	0.10%	to	1.01%
2016‡	3,105	1.30	to	1.55	4,642	2.75%	0.90%	to	1.80%	(0.22%)	to	0.70%
2015	3,581	1.30	to	1.54	5,402	2.78%	0.90%	to	1.80%	(1.29%)	to	(0.39%)
Federated Government Money Fund II - Service Shares
2019	8,943	0.86	to	0.94	8,107	1.63%	0.90%	to	1.80%	(0.19%)	to	0.73%
2018	9,413	0.86	to	0.94	8,499	1.23%	0.90%	to	1.80%	(0.58%)	to	0.33%
2017	10,538	0.87	to	0.93	9,523	0.31%	0.90%	to	1.80%	(1.48%)	to	(0.59%)
2016‡	12,202	0.88	to	0.94	11,138	0.00%*	0.90%	to	1.80%	(1.79%)	to	(0.89%)
2015‡	13,231	0.90	to	0.95	12,235	0.00%*	0.90%	to	1.80%	(1.80%)	to	(0.90%)

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Federated High Income Bond Fund II – Primary Shares
2019	455	2.61	to	3.09	1,235	6.07%	0.90%	to	1.80%	12.49%	to	13.51%
2018	513	2.32	to	2.72	1,229	8.31%	0.90%	to	1.80%	(5.04%)	to	(4.16%)
2017	598	2.44	to	2.84	1,496	6.89%	0.90%	to	1.80%	5.02%	to	5.98%
2016‡	672	2.33	to	2.68	1,592	6.35%	0.90%	to	1.80%	12.76%	to	13.79%
2015‡	809	2.06	to	2.36	1,679	6.13%	0.90%	to	1.80%	(4.32%)	to	(3.45%)
Fidelity® VIP Contrafund® Portfolio – Service Class
2019	3,224	3.67	to	4.02	10,630	0.36%	0.90%	to	1.80%	29.09%	to	30.27%
2018	3,496	2.85	to	3.09	8,906	0.59%	0.90%	to	1.80%	(8.18%)	to	(7.33%)
2017‡	3,884	3.10	to	3.33	10,710	0.89%	0.90%	to	1.80%	19.58%	to	20.67%
2016	4,512	2.59	to	2.76	10,341	0.71%	0.90%	to	1.80%	5.98%	to	6.94%
2015	5,145	2.45	to	2.58	11,051	0.85%	0.90%	to	1.80%	(1.25%)	to	(0.35%)
Fidelity® VIP Growth Opportunities Portfolio – Service Class
2019	1,121	3.91	to	3.75	3,748	0.05%	0.90%	to	1.80%	38.17%	to	39.43%
2018	1,270	2.83	to	2.69	3,094	0.10%	0.90%	to	1.80%	10.31%	to	11.33%
2017	1,413	2.57	to	2.41	3,166	0.19%	0.90%	to	1.80%	31.99%	to	33.20%
2016‡	1,786	1.94	to	1.81	3,030	0.23%	0.90%	to	1.80%	(1.55%)	to	(0.65%)
2015	2,116	1.98	to	1.82	3,695	0.05%	0.90%	to	1.80%	3.58%	to	4.53%
Fidelity® VIP Growth Portfolio – Service Class
2019	638	2.88	to	2.94	1,482	0.16%	0.90%	to	1.80%	31.77%	to	32.98%
2018	803	2.18	to	2.21	1,406	0.15%	0.90%	to	1.80%	(2.08%)	to	(1.18%)
2017	997	2.23	to	2.24	1,743	0.11%	0.90%	to	1.80%	32.58%	to	33.79%
2016	1,048	1.68	to	1.67	1,403	-	0.90%	to	1.80%	(1.09%)	to	(0.19%)
2015	1,098	1.70	to	1.67	1,483	0.16%	0.90%	to	1.80%	5.13%	to	6.09%
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
2019	1,388	1.38	to	1.55	2,048	2.78%	0.90%	to	1.80%	7.61%	to	8.60%
2018‡	1,345	1.28	to	1.43	1,833	2.41%	0.90%	to	1.80%	(2.43%)	to	(1.53%)
2017	1,470	1.31	to	1.45	2,037	2.20%	0.90%	to	1.80%	2.29%	to	3.22%
2016	1,732	1.28	to	1.41	2,333	2.38%	0.90%	to	1.80%	2.75%	to	3.69%
2015‡	1,717	1.25	to	1.36	2,237	2.38%	0.90%	to	1.80%	(2.49%)	to	(1.60%)
Franklin Flex Cap Growth VIP Fund – Class 2
2019	32	2.58	to	2.58	82	-	1.25%	to	1.25%	29.53%	to	29.53%
2018‡	38	2.00	to	2.00	76	-	1.25%	to	1.25%	1.84%	to	1.84%
2017‡	40	1.96	to	1.96	79	-	1.25%	to	1.25%	25.36%	to	25.36%
2016	56	1.49	to	1.56	87	-	1.25%	to	1.80%	(4.63%)	to	(4.10%)
2015	61	1.56	to	1.63	98	-	1.25%	to	1.80%	2.49%	to	3.06%
Franklin Income VIP Fund – Class 2
2019	1,358	1.73	to	1.96	2,364	5.30%	0.90%	to	1.80%	13.97%	to	15.02%
2018	1,637	1.52	to	1.70	2,487	4.85%	0.90%	to	1.80%	(6.03%)	to	(5.17%)
2017	2,003	1.62	to	1.80	3,225	4.21%	0.90%	to	1.80%	7.71%	to	8.69%
2016‡	2,470	1.50	to	1.65	3,684	4.96%	0.90%	to	1.80%	11.98%	to	13.00%
2015	3,368	1.34	to	1.46	4,441	4.65%	0.90%	to	1.80%	(8.73%)	to	(7.89%)
Franklin Mutual Shares VIP Fund – Class 2
2019	1,910	2.24	to	2.59	5,012	1.78%	0.90%	to	1.80%	20.37%	to	21.47%
2018	2,319	1.86	to	2.13	4,957	2.38%	0.90%	to	1.80%	(10.71%)	to	(9.89%)
2017	2,566	2.09	to	2.36	6,070	2.21%	0.90%	to	1.80%	6.41%	to	7.38%
2016	2,963	1.96	to	2.20	6,463	2.00%	0.90%	to	1.80%	13.98%	to	15.02%
2015	3,717	1.72	to	1.91	6,866	3.00%	0.90%	to	1.80%	(6.65%)	to	(5.79%)

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Guggenheim VT Long Short Equity Fund
2019	49	1.73	to	1.80	85	0.56%	1.00%	to	1.25%	4.22%	to	4.48%
2018	53	1.66	to	1.72	88	-	1.00%	to	1.25%	(14.03%)	to	(13.81%)
2017	68	1.93	to	2.00	131	0.35%	1.00%	to	1.25%	13.42%	to	13.71%
2016	68	1.70	to	1.76	116	-	1.00%	to	1.25%	(0.60%)	to	(0.35%)
2015	69	1.71	to	1.76	119	-	1.00%	to	1.25%	(0.01%)	to	0.25%
Invesco Oppenheimer V.I. Capital Appreciation Fund
2019	47	2.32	to	2.40	110	-	0.90%	to	1.25%	34.15%	to	34.63%
2018‡	48	1.73	to	1.78	83	-	0.90%	to	1.25%	(7.14%)	to	(6.81%)
2017	69	1.87	to	1.91	129	0.01%	0.90%	to	1.25%	24.93%	to	25.37%
2016	67	1.49	to	1.53	100	0.10%	0.90%	to	1.25%	(3.65%)	to	(3.30%)
2015‡	121	1.55	to	1.59	188	-	1.00%	to	1.25%	1.98%	to	2.24%
Invesco Oppenheimer V.I. Global Fund/VA – Service Shares
2019	237	2.02	to	2.23	500	0.67%	0.90%	to	1.60%	29.35%	to	30.27%
2018	310	1.56	to	1.71	504	0.78%	0.90%	to	1.60%	(14.79%)	to	(14.18%)
2017‡	334	1.84	to	1.99	635	0.68%	0.90%	to	1.60%	34.15%	to	35.10%
2016	405	1.34	to	1.48	571	0.77%	0.90%	to	1.80%	(1.95%)	to	(1.05%)
2015	464	1.37	to	1.49	665	1.25%	0.90%	to	1.80%	1.81%	to	2.74%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®
2019	554	2.07	to	2.35	1,214	-	0.90%	to	1.80%	23.87%	to	25.00%
2018‡	671	1.67	to	1.88	1,181	0.06%	0.90%	to	1.80%	(12.16%)	to	(11.35%)
2017	754	1.90	to	2.12	1,505	0.64%	0.90%	to	1.80%	11.87%	to	12.89%
2016	886	1.70	to	1.88	1,572	0.25%	0.90%	to	1.80%	15.56%	to	16.62%
2015	1,095	1.47	to	1.61	1,673	0.65%	0.90%	to	1.80%	(7.78%)	to	(6.94%)
Invesco V.I. American Franchise Fund – Series I Shares
2019	420	2.34	to	2.52	1,027	-	0.90%	to	1.80%	34.30%	to	35.53%
2018	498	1.75	to	1.86	901	-	0.90%	to	1.80%	(5.37%)	to	(4.50%)
2017	555	1.85	to	1.94	1,056	0.08%	0.90%	to	1.80%	25.06%	to	26.20%
2016‡	652	1.48	to	1.54	987	-	0.90%	to	1.80%	0.43%	to	1.35%
2015	822	1.47	to	1.52	1,232	-	0.90%	to	1.80%	3.12%	to	4.06%
Invesco V.I. Core Equity Fund – Series I Shares
2019‡	125	2.10	to	2.25	269	0.94%	0.90%	to	1.40%	27.16%	to	27.80%
2018	143	1.60	to	1.76	239	0.89%	0.90%	to	1.65%	(10.90%)	to	(10.21%)
2017	148	1.79	to	1.96	278	1.04%	0.90%	to	1.65%	11.32%	to	12.16%
2016	153	1.61	to	1.75	258	0.76%	0.90%	to	1.65%	8.45%	to	9.28%
2015‡	162	1.48	to	1.60	250	1.06%	0.90%	to	1.65%	(7.32%)	to	(6.62%)
Invesco V.I. Equity and Income Fund – Series II Shares
2019	208	1.95	to	2.06	406	2.04%	1.10%	to	1.25%	18.51%	to	18.69%
2018‡	253	1.64	to	1.74	417	1.87%	1.10%	to	1.25%	(10.86%)	to	(10.73%)
2017‡	292	1.84	to	1.95	539	1.29%	1.10%	to	1.25%	9.40%	to	9.57%
2016	376	1.65	to	1.73	635	1.69%	1.00%	to	1.80%	12.78%	to	13.69%
2015‡	245	1.46	to	1.52	364	2.30%	1.00%	to	1.80%	(4.34%)	to	(3.56%)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1
2019	71	2.09	to	2.40	159	0.50%	0.90%	to	1.80%	23.02%	to	24.15%
2018	86	1.70	to	1.93	156	0.51%	0.90%	to	1.80%	(12.95%)	to	(12.15%)
2017‡	89	1.95	to	2.20	184	0.38%	0.90%	to	1.80%	12.86%	to	13.89%
2016‡	192	1.73	to	1.93	353	0.08%	0.90%	to	1.80%	11.40%	to	12.42%
2015	250	1.55	to	1.72	411	0.35%	0.90%	to	1.80%	(5.75%)	to	(4.89%)

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2019	34	2.39	to	2.69	88	-	1.00%	to	1.80%	27.59%	to	28.63%
2018	36	1.87	to	2.09	72	0.02%	1.00%	to	1.80%	(14.81%)	to	(14.11%)
2017	37	2.19	to	2.43	86	0.35%	1.00%	to	1.80%	11.90%	to	12.81%
2016	47	1.96	to	2.16	99	-	1.00%	to	1.80%	13.71%	to	14.63%
2015‡	55	1.72	to	1.88	101	-	1.00%	to	1.80%	(4.14%)	to	(3.36%)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2019	244	1.98	to	2.27	523	3.68%	0.90%	to	1.80%	11.32%	to	12.34%
2018	282	1.78	to	2.02	543	3.99%	0.90%	to	1.80%	(5.75%)	to	(4.89%)
2017	379	1.89	to	2.12	769	3.76%	0.90%	to	1.80%	7.25%	to	8.23%
2016‡	503	1.76	to	1.96	943	4.07%	0.90%	to	1.80%	10.12%	to	11.13%
2015	639	1.60	to	1.76	1,084	3.82%	0.90%	to	1.80%	(3.30%)	to	(2.42%)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2019	1,165	1.95	to	2.23	2,456	1.66%	0.90%	to	1.80%	20.29%	to	21.39%
2018‡	1,256	1.62	to	1.84	2,187	1.46%	0.90%	to	1.80%	(9.81%)	to	(8.98%)
2017	1,459	1.80	to	2.02	2,801	1.28%	0.90%	to	1.80%	11.35%	to	12.36%
2016‡	1,691	1.61	to	1.80	2,899	1.46%	0.90%	to	1.80%	15.01%	to	16.06%
2015	1,940	1.40	to	1.55	2,868	1.15%	0.90%	to	1.80%	(4.61%)	to	(3.74%)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2019	444	1.81	to	2.07	869	0.88%	0.90%	to	1.80%	20.44%	to	21.54%
2018	504	1.50	to	1.70	815	0.61%	0.90%	to	1.80%	(16.57%)	to	(15.81%)
2017	587	1.80	to	2.02	1,131	0.58%	0.90%	to	1.80%	4.92%	to	5.87%
2016	697	1.72	to	1.91	1,277	0.48%	0.90%	to	1.80%	14.31%	to	15.35%
2015‡	856	1.50	to	1.66	1,366	0.53%	0.90%	to	1.80%	(5.52%)	to	(4.65%)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
2019	129	1.70	to	1.79	224	1.44%	1.25%	to	1.80%	19.97%	to	20.64%
2018	158	1.42	to	1.49	230	1.31%	1.25%	to	1.80%	(10.97%)	to	(10.47%)
2017	166	1.60	to	1.66	270	1.05%	1.25%	to	1.80%	17.65%	to	18.31%
2016	209	1.36	to	1.40	289	1.25%	1.25%	to	1.80%	9.22%	to	9.83%
2015	217	1.24	to	1.28	273	1.14%	1.25%	to	1.80%	(4.58%)	to	(4.05%)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
2019	999	1.46	to	1.56	1,522	1.93%	1.10%	to	1.80%	14.17%	to	14.98%
2018‡	1,242	1.28	to	1.36	1,651	1.78%	1.10%	to	1.80%	(7.93%)	to	(7.27%)
2017	1,509	1.39	to	1.46	2,161	1.60%	1.10%	to	1.80%	11.30%	to	12.09%
2016‡	1,617	1.25	to	1.31	2,073	1.94%	1.10%	to	1.80%	6.53%	to	7.29%
2015‡	1,924	1.17	to	1.22	2,304	1.35%	1.10%	to	1.80%	(3.98%)	to	(3.30%)
Morningstar Growth ETF Asset Allocation Portfolio – Class II
2019	282	1.62	to	1.74	476	1.79%	1.00%	to	1.80%	17.61%	to	18.57%
2018‡	292	1.37	to	1.47	418	1.52%	1.00%	to	1.80%	(9.70%)	to	(8.97%)
2017‡	315	1.52	to	1.61	496	1.25%	1.00%	to	1.80%	15.20%	to	16.13%
2016	351	1.32	to	1.39	476	1.54%	1.00%	to	1.80%	7.73%	to	8.60%
2015	297	1.23	to	1.28	372	0.88%	1.00%	to	1.80%	(4.26%)	to	(3.49%)
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
2019	1,230	1.29	to	1.39	1,647	2.12%	1.00%	to	1.80%	10.87%	to	11.77%
2018‡	1,228	1.16	to	1.24	1,476	1.98%	1.00%	to	1.80%	(5.98%)	to	(5.21%)
2017	1,495	1.24	to	1.31	1,901	1.67%	1.00%	to	1.80%	7.97%	to	8.84%
2016	1,752	1.15	to	1.20	2,057	1.64%	1.00%	to	1.80%	4.47%	to	5.31%
2015	1,951	1.10	to	1.14	2,186	1.12%	1.00%	to	1.80%	(3.45%)	to	(2.66%)

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Neuberger Berman AMT Guardian Portfolio – S Class
2019[5]	-	2.04	to	2.29	-	0.29%	0.90%	to	1.80%	18.88%	to	19.23%
2018‡	687	1.71	to	1.92	1,165	0.38%	0.90%	to	1.80%	(9.27%)	to	(8.44%)
2017	803	1.89	to	2.10	1,497	0.27%	0.90%	to	1.80%	22.50%	to	23.61%
2016	978	1.54	to	1.70	1,484	0.37%	0.90%	to	1.80%	6.80%	to	7.77%
2015‡	1,170	1.44	to	1.58	1,653	0.43%	0.90%	to	1.80%	(6.82%)	to	(5.97%)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2019	46	1.46	to	1.50	68	-	0.90%	to	1.65%	30.30%	to	31.29%
2018‡	74	1.12	to	1.14	84	-	0.90%	to	1.65%	(8.11%)	to	(7.40%)
2017	104	1.22	to	1.24	127	-	0.90%	to	1.65%	22.52%	to	23.45%
2016‡	106	0.99	to	1.00	106	-	0.90%	to	1.65%	2.45%	to	3.23%
2015‡, 6	122	0.97	to	0.97	119	-	0.90%	to	1.65%	(3.18%)	to	(3.06%)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2019	1,132	0.51	to	0.58	621	4.38%	0.90%	to	1.80%	9.35%	to	10.35%
2018	1,162	0.47	to	0.53	581	1.87%	0.90%	to	1.80%	(15.75%)	to	(14.98%)
2017‡	1,330	0.56	to	0.62	787	10.82%	0.90%	to	1.80%	0.22%	to	1.13%
2016	1,620	0.55	to	0.61	954	0.99%	0.90%	to	1.80%	12.81%	to	13.84%
2015‡	2,108	0.49	to	0.54	1,099	4.39%	0.90%	to	1.80%	(27.00%)	to	(26.33%)
PIMCO Real Return Portfolio – Advisor Class
2019	259	1.36	to	1.46	367	1.52%	1.00%	to	1.60%	6.60%	to	7.25%
2018	293	1.28	to	1.36	389	2.41%	1.00%	to	1.60%	(3.88%)	to	(3.29%)
2017‡	327	1.33	to	1.41	451	2.29%	1.00%	to	1.60%	1.90%	to	2.52%
2016‡	329	1.31	to	1.37	443	1.89%	1.00%	to	1.60%	3.42%	to	4.04%
2015‡	372	1.26	to	1.32	483	3.49%	1.00%	to	1.60%	(4.36%)	to	(3.77%)
PIMCO Total Return Portfolio – Advisor Class
2019	891	1.53	to	1.73	1,446	2.94%	0.90%	to	1.80%	6.30%	to	7.27%
2018	2,066	1.44	to	1.61	3,132	2.45%	0.90%	to	1.80%	(2.43%)	to	(1.53%)
2017‡	2,290	1.47	to	1.64	3,543	1.92%	0.90%	to	1.80%	2.93%	to	3.87%
2016	2,344	1.43	to	1.58	3,490	1.98%	0.90%	to	1.80%	0.74%	to	1.65%
2015	1,668	1.42	to	1.55	2,459	4.71%	0.90%	to	1.80%	(1.46%)	to	(0.55%)
Rydex VT Inverse Government Long Bond Strategy Fund
2019	67	0.22	to	0.23	15	-	1.65%	to	1.80%	(14.85%)	to	(14.72%)
2018	60	0.26	to	0.27	16	-	1.65%	to	1.80%	1.91%	to	2.07%
2017‡	64	0.25	to	0.26	17	-	1.65%	to	1.80%	(10.52%)	to	(10.39%)
2016	80	0.28	to	0.31	23	-	1.25%	to	1.80%	(4.68%)	to	(4.15%)
2015	113	0.30	to	0.32	35	-	1.25%	to	1.80%	(2.99%)	to	(2.45%)
Templeton Developing Markets VIP Fund – Class 1
2019	476	1.95	to	1.95	929	1.23%	1.38%	to	1.38%	25.18%	to	25.18%
2018	552	1.56	to	1.56	861	1.06%	1.38%	to	1.38%	(16.61%)	to	(16.61%)
2017	607	1.87	to	1.87	1,134	1.21%	1.38%	to	1.38%	38.73%	to	38.73%
2016	816	1.35	to	1.35	1,099	1.06%	1.38%	to	1.38%	16.18%	to	16.18%
2015‡	833	1.16	to	1.16	966	2.48%	1.38%	to	1.38%	(20.53%)	to	(20.53%)
Templeton Developing Markets VIP Fund – Class 2
2019	391	1.31	to	3.89	735	0.99%	0.90%	to	1.60%	24.67%	to	25.56%
2018‡	435	1.05	to	3.10	651	0.87%	0.90%	to	1.60%	(17.15%)	to	(16.56%)
2017‡	585	1.26	to	3.71	1,042	1.03%	0.90%	to	1.60%	38.17%	to	39.15%
2016	506	0.90	to	2.67	651	0.71%	0.90%	to	1.80%	15.34%	to	16.39%
2015‡	622	0.78	to	2.29	683	2.22%	0.90%	to	1.80%	(21.05%)	to	(20.33%)

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Templeton Foreign VIP Fund – Class 1
2019	1,413	3.95	to	3.95	5,582	2.03%	1.38%	to	1.38%	11.29%	to	11.29%
2018	1,690	3.55	to	3.55	5,999	2.88%	1.38%	to	1.38%	(16.44%)	to	(16.44%)
2017	1,917	4.25	to	4.25	8,140	2.76%	1.38%	to	1.38%	15.42%	to	15.42%
2016	2,208	3.68	to	3.68	8,126	2.16%	1.38%	to	1.38%	6.02%	to	6.02%
2015	2,424	3.47	to	3.47	8,414	3.45%	1.38%	to	1.38%	(7.60%)	to	(7.60%)
Templeton Foreign VIP Fund – Class 2
2019	692	1.69	to	1.79	1,339	1.74%	0.90%	to	1.80%	10.51%	to	11.52%
2018	736	1.53	to	1.60	1,282	2.68%	0.90%	to	1.80%	(16.97%)	to	(16.21%)
2017	786	1.85	to	1.92	1,640	2.57%	0.90%	to	1.80%	14.60%	to	15.65%
2016	823	1.61	to	1.66	1,484	2.04%	0.90%	to	1.80%	5.25%	to	6.21%
2015‡	988	1.53	to	1.56	1,694	3.30%	0.90%	to	1.80%	(8.17%)	to	(7.33%)
Templeton Global Bond VIP Fund – Class 1
2019	490	5.22	to	5.22	2,557	7.06%	1.38%	to	1.38%	0.85%	to	0.85%
2018	564	5.17	to	5.17	2,917	-	1.38%	to	1.38%	0.80%	to	0.80%
2017	640	5.13	to	5.13	3,285	-	1.38%	to	1.38%	0.76%	to	0.76%
2016	798	5.09	to	5.09	4,067	-	1.38%	to	1.38%	1.80%	to	1.80%
2015	1,017	5.00	to	5.00	5,088	7.91%	1.38%	to	1.38%	(5.42%)	to	(5.42%)
Templeton Growth VIP Fund – Class 1
2019	3,371	6.91	to	6.91	23,303	3.00%	1.38%	to	1.38%	13.85%	to	13.85%
2018	3,774	6.07	to	6.07	22,914	2.24%	1.38%	to	1.38%	(15.79%)	to	(15.79%)
2017	4,317	7.21	to	7.21	31,124	1.84%	1.38%	to	1.38%	17.14%	to	17.14%
2016	4,796	6.16	to	6.16	29,521	2.29%	1.38%	to	1.38%	8.39%	to	8.39%
2015	5,494	5.68	to	5.68	31,198	2.88%	1.38%	to	1.38%	(7.53%)	to	(7.53%)
Templeton Growth VIP Fund – Class 2
2019	1,488	1.74	to	2.03	2,867	2.78%	0.90%	to	1.80%	13.08%	to	14.12%
2018	1,800	1.54	to	1.77	3,026	2.02%	0.90%	to	1.80%	(16.39%)	to	(15.62%)
2017	2,035	1.84	to	2.10	4,118	1.64%	0.90%	to	1.80%	16.38%	to	17.44%
2016	2,692	1.58	to	1.79	4,605	2.05%	0.90%	to	1.80%	7.65%	to	8.64%
2015	3,236	1.47	to	1.65	4,951	2.59%	0.90%	to	1.80%	(8.17%)	to	(7.33%)
TVST Touchstone Balanced Fund
2019	144	1.90	to	1.96	275	1.45%	1.00%	to	1.25%	21.27%	to	21.58%
2018	141	1.57	to	1.62	222	1.50%	1.00%	to	1.25%	(7.25%)	to	(7.01%)
2017	171	1.69	to	1.74	291	-	1.00%	to	1.25%	12.63%	to	12.92%
2016	159	1.50	to	1.54	241	1.58%	1.00%	to	1.25%	6.08%	to	6.35%
2015‡	101	1.42	to	1.45	143	1.49%	1.00%	to	1.25%	(1.22%)	to	(0.97%)
TVST Touchstone Bond Fund
2019	578	1.33	to	1.47	815	1.33%	1.00%	to	1.80%	8.47%	to	9.36%
2018	651	1.23	to	1.35	844	2.14%	1.00%	to	1.80%	(3.65%)	to	(2.86%)
2017	800	1.28	to	1.39	1,072	-	1.00%	to	1.80%	1.81%	to	2.64%
2016	879	1.25	to	1.35	1,151	2.00%	1.00%	to	1.80%	(1.00%)	to	(0.19%)
2015‡	912	1.27	to	1.36	1,201	2.99%	1.00%	to	1.80%	(3.06%)	to	(2.28%)
TVST Touchstone Common Stock Fund
2019	1,462	2.23	to	2.46	3,454	0.54%	1.00%	to	1.80%	26.27%	to	27.30%
2018	1,667	1.76	to	1.93	3,103	1.23%	1.00%	to	1.80%	(9.71%)	to	(8.97%)
2017‡	1,951	1.95	to	2.12	4,002	0.01%	1.00%	to	1.80%	19.32%	to	20.29%
2016	2,268	1.64	to	1.76	3,877	1.57%	1.00%	to	1.80%	9.27%	to	10.15%
2015‡	2,702	1.50	to	1.60	4,211	2.52%	1.00%	to	1.80%	(1.61%)	to	(0.81%)

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
TVST Touchstone Small Company Fund
2019	439	2.24	to	2.47	1,051	0.03%	1.00%	to	1.80%	19.22%	to	20.18%
2018	462	1.88	to	2.06	921	-	1.00%	to	1.80%	(9.64%)	to	(8.90%)
2017	485	2.08	to	2.26	1,064	0.06%	1.00%	to	1.80%	16.99%	to	17.93%
2016‡	668	1.78	to	1.92	1,244	0.08%	1.00%	to	1.80%	18.07%	to	19.03%
2015‡	485	1.51	to	1.61	761	-	1.00%	to	1.80%	(3.11%)	to	(2.32%)
Virtus Duff & Phelps International Series – Class A Shares
2019	5,062	2.00	to	1.69	12,767	0.83%	0.90%	to	1.80%	16.41%	to	17.47%
2018	5,760	1.72	to	1.44	12,687	2.81%	0.90%	to	1.80%	(18.18%)	to	(17.42%)
2017	6,289	2.10	to	1.75	17,040	1.56%	0.90%	to	1.80%	13.87%	to	14.91%
2016‡	6,923	1.85	to	1.52	16,404	0.75%	0.90%	to	1.80%	(3.37%)	to	(2.49%)
2015	7,694	1.91	to	1.56	18,888	2.21%	0.90%	to	1.80%	(12.09%)	to	(11.29%)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
2019	864	4.91	to	6.39	6,449	1.64%	0.90%	to	1.80%	25.13%	to	26.27%
2018	1,030	3.92	to	5.06	5,869	1.57%	0.90%	to	1.80%	(8.22%)	to	(7.37%)
2017	1,158	4.27	to	5.46	7,311	1.40%	0.90%	to	1.80%	4.07%	to	5.02%
2016‡	1,314	4.11	to	5.20	8,017	1.78%	0.90%	to	1.80%	4.90%	to	5.86%
2015	1,555	3.91	to	4.91	8,774	1.34%	0.90%	to	1.80%	0.54%	to	1.46%
Virtus KAR Capital Growth Series – Class A Shares
2019	4,415	2.33	to	1.68	67,370	-	0.90%	to	1.80%	37.36%	to	38.61%
2018	5,069	1.70	to	1.22	55,779	-	0.90%	to	1.80%	(8.93%)	to	(8.09%)
2017‡	5,611	1.86	to	1.32	68,661	-	0.90%	to	1.80%	33.63%	to	34.85%
2016	6,235	1.39	to	0.98	57,177	-	0.90%	to	1.80%	(2.64%)	to	(1.75%)
2015	7,024	1.43	to	1.00	67,047	-	0.90%	to	1.80%	7.29%	to	8.28%
Virtus KAR Small-Cap Growth Series – Class A Shares
2019	1,430	7.47	to	8.75	11,717	-	0.90%	to	1.80%	34.84%	to	36.08%
2018‡	1,646	5.54	to	6.43	9,943	-	0.90%	to	1.80%	9.65%	to	10.66%
2017	1,835	5.05	to	5.81	10,050	-	0.90%	to	1.80%	38.33%	to	39.59%
2016	2,152	3.65	to	4.16	8,485	-	0.90%	to	1.80%	23.67%	to	24.80%
2015	2,285	2.95	to	3.34	7,243	-	0.90%	to	1.80%	(1.09%)	to	(0.18%)
Virtus KAR Small-Cap Value Series – Class A Shares
2019	1,784	3.18	to	4.31	6,541	0.95%	0.90%	to	1.80%	22.39%	to	23.51%
2018	1,996	2.60	to	3.49	5,957	0.87%	0.90%	to	1.80%	(17.40%)	to	(16.64%)
2017	2,235	3.15	to	4.19	8,048	0.65%	0.90%	to	1.80%	18.01%	to	19.08%
2016‡	2,690	2.67	to	3.52	8,089	1.98%	0.90%	to	1.80%	24.27%	to	25.40%
2015‡	3,109	2.15	to	2.80	7,318	0.51%	0.90%	to	1.80%	(3.14%)	to	(2.25%)
Virtus Newfleet Multi-Sector Intermediate Bond Series –Class A Shares
2019	2,041	2.18	to	2.65	11,425	3.56%	0.90%	to	1.80%	8.48%	to	9.48%
2018	2,355	2.01	to	2.42	11,818	3.79%	0.90%	to	1.80%	(4.42%)	to	(3.54%)
2017‡	2,618	2.10	to	2.51	13,939	4.19%	0.90%	to	1.80%	4.81%	to	5.77%
2016	3,122	2.01	to	2.37	15,248	4.33%	0.90%	to	1.80%	7.33%	to	8.31%
2015	3,620	1.87	to	2.19	16,563	4.07%	0.90%	to	1.80%	(3.03%)	to	(2.14%)
Virtus Rampart Enhanced Core Equity Series – Class A Shares
2019	3,660	1.98	to	2.17	9,014	1.18%	0.90%	to	2.25%	25.78%	to	27.52%
2018‡	4,184	1.58	to	1.70	8,103	0.98%	0.90%	to	2.25%	(14.83%)	to	(13.65%)
2017	4,969	1.85	to	1.97	11,135	1.56%	0.90%	to	2.25%	20.20%	to	21.85%
2016‡	5,892	1.54	to	1.61	10,851	1.28%	0.90%	to	2.25%	6.96%	to	8.43%
2015‡	6,790	1.44	to	1.49	11,583	0.85%	0.90%	to	2.25%	(10.96%)	to	(9.72%)

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus Strategic Allocation Series – Class A Shares
2019	3,354	2.13	to	2.59	38,883	1.20%	0.90%	to	1.80%	23.78%	to	24.91%
2018	3,836	1.72	to	2.07	36,134	1.32%	0.90%	to	1.80%	(7.59%)	to	(6.74%)
2017	4,400	1.86	to	2.22	44,852	1.86%	0.90%	to	1.80%	16.83%	to	17.90%
2016	5,040	1.59	to	1.89	43,858	1.64%	0.90%	to	1.80%	(0.98%)	to	(0.08%)
2015	5,801	1.61	to	1.89	50,726	1.68%	0.90%	to	1.80%	(7.08%)	to	(6.23%)
Wanger International
2019	2,156	4.12	to	3.64	19,193	0.78%	0.90%	to	1.80%	27.66%	to	28.82%
2018	2,800	3.23	to	2.83	20,058	2.04%	0.90%	to	1.80%	(19.19%)	to	(18.44%)
2017	3,067	3.99	to	3.47	26,970	1.21%	0.90%	to	1.80%	30.53%	to	31.72%
2016‡	3,382	3.06	to	2.63	22,420	1.16%	0.90%	to	1.80%	(3.18%)	to	(2.29%)
2015‡	3,711	3.16	to	2.69	25,046	1.43%	0.90%	to	1.80%	(1.70%)	to	(0.80%)
Wanger Select
2019	438	3.61	to	4.85	2,559	0.06%	0.90%	to	1.80%	26.98%	to	28.14%
2018	970	2.84	to	3.78	4,529	0.17%	0.90%	to	1.80%	(14.00%)	to	(13.20%)
2017	1,031	3.31	to	4.36	5,546	0.17%	0.90%	to	1.80%	24.40%	to	25.53%
2016‡	1,146	2.66	to	3.47	4,903	0.17%	0.90%	to	1.80%	11.33%	to	12.34%
2015	1,356	2.39	to	3.09	5,161	0.01%	0.90%	to	1.80%	(1.55%)	to	(0.65%)
Wanger USA
2019	2,414	3.88	to	4.93	25,681	0.26%	0.90%	to	1.80%	28.75%	to	29.92%
2018	3,033	3.01	to	3.79	25,322	0.09%	0.90%	to	1.80%	(3.24%)	to	(2.35%)
2017	3,362	3.11	to	3.88	28,850	-	0.90%	to	1.80%	17.44%	to	18.51%
2016‡	3,673	2.65	to	3.28	26,563	-	0.90%	to	1.80%	11.65%	to	12.67%
2015	4,313	2.37	to	2.91	27,913	-	0.90%	to	1.80%	(2.40%)	to	(1.50%)

‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
*Amount is less than 500 units, $500 in net assets, .0005% of total return, or 0.005% of investment income ratio.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of expenses of the underlying Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception April 30, 2019 to December 31, 2019.	[6]From inception November 2, 2015 to December 31, 2015.
5On April 30, 2019 Neuberger Berman AMT Guardian Portfolio - S Class merged into the AMT Sustainable Equity Portfolio - Class S. Investment Income Ratio and Total Return presented in 2019 is for the period of January 1, 2019 to April 30, 2019.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions
Related Party Transactions
NNY and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. NNY is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Charges and Deductions
NNY makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate NNY for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, NNY makes deductions for administrative charges at the rates below. These charges are typically a flat dollar amount, but could also be waived if the account value is above a certain dollar amount.

Plan	Maximum Annual Admin Charge
Big Edge	$35
The Big Edge Choice - NY	$35
Freedom Edge	$35
Group Strategic Edge	$30
Phoenix Dimensions	$35
Phoenix Income Choice	$24
Phoenix Investor’s Edge	$35
Phoenix Spectrum Edge	$35
Phoenix Spectrum Edge Plus	$35
Retirement Planner’s Edge	$35
Templeton Investment Plus	$35
The Big Edge Plus	$35
The Phoenix Edge VA	$35

Contract Surrender Charge – In accordance with terms of the contracts, NCNY charges a deduction for surrender charges at the rates and schedules below. Because a contract’s value and duration may vary, the surrender charge may also vary.

Plan	Surrender Charge
Big Edge	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
Freedom Edge	None
Group Strategic Edge	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
Phoenix Dimensions	5 year schedule: Years 1-5: 7% 6% 5% 4% 3%; Years 6+: 0% 7 year schedule: Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Income Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Investor’s Edge	Years 1-4: 8% 7% 7% 6%; Years 5+: 0%
Phoenix Spectrum Edge	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions (Continued)
Plan	Surrender Charge
Phoenix Spectrum Edge Plus	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Retirement Planner’s Edge	None
Templeton Investment Plus	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
The Big Edge Choice NY	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
The Big Edge Plus	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
The Phoenix Edge VA	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2019 and 2018 were $322,124 and $398,394, respectively.
B.    Optional Rider and Benefit Charges
NNY may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E and Administrative Fees
As mentioned above, the M&E Fees are typically deducted daily from policy value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. NNY will make deductions at the rates listed below of the contract's value for the mortality and expense cost risks and for administrative cost risk, which NNY undertakes. The total aggregate expense for the period ended December 31, 2019 was $3,869,293.

Plan	Admin. Factor	M&E factor
Asset Manager Option 1	0.125%	0.375%
Asset Manager Option 2	0.125%	0.625%
Big Edge	0.000%	1.000%
Freedom Edge	0.125%	1.475%
Group Strategic Edge	0.000%	1.250%
Phoenix Dimensions Option 1	0.125%	1.125%
Phoenix Dimensions Option 2	0.125%	1.375%
Phoenix Dimensions Option 3	0.125%	1.375%
Phoenix Dimensions Option 4	0.125%	1.625%
Phoenix Income Choice	0.000%	1.250%
Phoenix Income Choice with GPAF	0.000%	2.250%
Phoenix Investor's Edge Option 1	0.125%	1.525%
Phoenix Investor's Edge Option 2	0.125%	1.675%
Phoenix Investor's Edge Option 3	0.125%	1.825%
Phoenix Investor's Edge Option 4	0.125%	1.725%
Phoenix Spectrum Edge Option 1	0.125%	0.975%
Phoenix Spectrum Edge Option 2	0.125%	1.125%
Phoenix Spectrum Edge Option 3	0.125%	1.275%
Phoenix Spectrum Edge Option 4	0.125%	1.175%
Phoenix Spectrum Edge Plus Option 1	0.125%	1.075%
Phoenix Spectrum Edge Plus Option 2	0.125%	1.225%
Retirement Planner's Edge	0.125%	1.275%
Templeton Investment Plus	0.125%	1.250%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions (Continued)
Plan	Admin. Factor	M&E factor
The Big Edge Choice - NY	0.125%	1.250%
The Big Edge Plus	0.000%	1.250%
The Phoenix Edge VA Option 1	0.125%	0.775%
The Phoenix Edge VA Option 2	0.125%	1.125%
D.    Other Charges
NNY may deduct other charges depending on the policy terms.
Certain liabilities of the Separate Account are payable to NNY when these fees are not settled at the end of the period, and will be shown in the liability section of the Statements of Assets and Liabilities.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
NNY intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of NCNY and NNY and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. It is believed that the outcome of any current known regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Separate Account beyond the amounts already reported in these financial statements. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of regulatory investigations, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular annual periods.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
On April 30, 2019, Neuberger Berman AMT Guardian Portfolio Class S merged into AMT Sustainable Equity Portfolio Class S.
There were no mergers in 2018.
B.    Liquidations
There were no liquidations in 2018 or 2019.
C.    Name Changes
Effective May 28, 2019, the Oppenheimer Capital Appreciation Fund/VA - Service Shares was renamed the Invesco Oppenheimer V.I. Capital Appreciation Fund.
Effective May 28, 2019, the Oppenheimer Global Fund/VA - Service Shares - Service Shares was renamed the Invesco Oppenheimer V.I. Global Fund.
Effective May 28, 2019, the Oppenheimer Main Street Small Cap Fund/VA - Service Shares was renamed the Invesco Oppenheimer V.I. Main Street Small Cap Fund.
Effective July 2, 2018, the Deutsche Equity 500 Index VIP - Class A was renamed the DWS Equity 500 Index VIP - Class A.
Effective July 2, 2018, the Deutsche Small Cap Index VIP - Class A was renamed the DWS Small Cap Index VIP - Class A.
Note 11—Subsequent Events
We have evaluated events subsequent to December 31, 2019 and through the financial statement issuance date. Subsequent events requiring additional disclosure are as follows:
The Company is continuously monitoring the market and economic turbulence arising from COVID-19. It is too early for the Company to assess the impact of the pandemic on policyholder behavior and underwriting risks and the mid–to–long–term impact on the Company’s or the Separate Account’s investments. In light of the uncertainty as to the length or severity of this pandemic, the Company cannot reasonably estimate the full impact of the pandemic on its or the Separate Account’s operations and financial statements at this time, although it could be material.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Nassau Life Insurance Company and
Contract Owners of the Nassau Life Variable Accumulation Account:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the sub accounts listed in the Appendix that comprise the Nassau Life Variable Accumulation Account (the Separate Account) as of the date listed in the Appendix, the related statements of operations, changes in net assets, and the related notes including the financial highlights in Note 5 for each of the years or periods listed in the Appendix (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub account as of the date listed in the Appendix, the results of its operations, changes in its net assets, and the financial highlights for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts since 2015.
Hartford, Connecticut
April 29, 2020

Appendix
Statements of assets and liabilities as of December 31, 2019, the related statements of operations for the year then ended, changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year then ended.
AB VPS Balanced Wealth Strategy Portfolio – Class B
Alger Capital Appreciation Portfolio – Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
DWS Equity 500 Index VIP – Class A(1)
DWS Small Cap Index VIP – Class A(1)
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II – Service Shares
Federated High Income Bond Fund II – Primary Shares
Fidelity® VIP Contrafund® Portfolio – Service Class
Fidelity® VIP Growth Opportunities Portfolio – Service Class
Fidelity® VIP Growth Portfolio – Service Class
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Franklin Flex Cap Growth VIP Fund – Class 2
Franklin Income VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2
Guggenheim VT Long Short Equity Fund
Invesco Oppenheimer V.I. Capital Appreciation Fund(1)
Invesco Oppenheimer V.I. Global Fund(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund(1)
Invesco V.I. American Franchise Fund – Series I Shares
Invesco V.I. Core Equity Fund – Series I Shares
Invesco V.I. Equity and Income Fund – Series II Shares
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Morningstar Growth ETF Asset Allocation Portfolio – Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Neuberger Berman AMT Mid Cap Growth Portfolio – S Class
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Templeton Developing Markets VIP Fund – Class 1
Templeton Developing Markets VIP Fund – Class 2
Templeton Foreign VIP Fund – Class 1
Templeton Foreign VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 1
Templeton Growth VIP Fund – Class 1
Templeton Growth VIP Fund – Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps International Series – Class A Shares
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
Virtus KAR Capital Growth Series – Class A Shares
Virtus KAR Small-Cap Growth Series – Class A Shares
Virtus KAR Small-Cap Value Series – Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
Virtus Rampart Enhanced Core Equity Series – Class A Shares
Virtus Strategic Allocation Series – Class A Shares
Wanger International
Wanger Select
Wanger USA

Statements of assets and liabilities as of December 31, 2019, the related statements of operations, changes in net assets, and the financial highlights for the period from April 30, 2019 to December 31, 2019.
AMT Sustainable Equity Portfolio – Class S
Statements of operations for the period from January 1, 2019 to April 30, 2019, statements of changes in net assets for the period from January 1, 2019 to April 30, 2019 and year ended December 31, 2018, and the financial highlights for the period from January 1, 2019 to April 30, 2019 and the four year period ended December 31, 2018.
Neuberger Berman AMT Guardian Portfolio – S Class
(1) See Note 1 to the financial statements for the former name of the sub account.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
Nassau Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

Nassau Life Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
Nassau Life Insurance Company
A member of The Nassau Companies of New York
www.nsre.com
OL4261 © 2019 The Nassau Companies of New York	12-19